As filed with the Securities and Exchange Commission on January 22, 2004


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                                     1933 Act File No.
                                                     1940 Act File No. 811-21490


                                    Form N-2
                        (Check appropriate Box or Boxes)


          [ X ] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                                       and


      [ X ] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                         RMR Real Estate Securities Fund
          Exact Name of Registrant as Specified in Declaration of Trust


                       400 Centre Street, Newton, MA 02458
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                 (617) 332-9530
               Registrant's Telephone Number, including Area Code


                               RMR Advisors, Inc.
                                400 Centre Street
                           Newton, Massachusetts 02458


  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                   Copies to:

                             Karen L. Linsley, Esq.
                            Sullivan & Worcester LLP
                             One Post Office Square
                                Boston, MA 02109

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box) [ X ] when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                                    Proposed Maximum         Proposed Maximum
           Title of Securities                 Amount Being          Offering Price             Aggregate              Amount of
            Being Registered                    Registered              Per Unit            Offering Price(1)      Registration Fee
------------------------------------------------------------------------------------------------------------------------------------
Common Shares of Beneficial Interest,
$0.001 par value                             5,750,000 Shares            $20.00                $115,000,000            $9,303.50

(1) Estimated solely for the purpose of calculating the registration fee. Includes shares to be issued pursuant to over allotment option.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


        Subject to completion, preliminary prospectus dated _______, 2004

PROSPECTUS
                            __________ COMMON SHARES

                         RMR REAL ESTATE SECURITIES FUND

     Investment Objectives. RMR Real Estate Securities Fund ("we," "us" or the "Fund") is a newly organized, non-diversified closed end management investment company. Our primary investment objective is to earn and pay a high level of current income to our shareholders by investing in real estate companies. Our secondary objective is capital appreciation. There can be no assurance that we will meet our investment objectives.

     Our Advisor. RMR Advisors, Inc., (our "Advisor") is a recently formed company and will be our investment manager. Our Advisor has been operational since December 2003 and has only limited prior experience operating an investment company, but affiliates of our Advisor have extensive experience in the real estate industry. Our Advisor is a wholly owned subsidiary of Reit Management & Research LLC ("Reit Management"), a real estate advisory company that, together with its predecessors, has been in business since 1986. Reit Management is currently manager of three public real estate investment trusts, or REITs, that together have invested over $8.4 billion in real estate across the United States: HRPT Properties Trust, a REIT which owns office buildings; Hospitality Properties Trust, a REIT which owns hotels; and Senior Housing Properties Trust, a REIT which owns senior housing properties.

     Investment Policies. Our managed assets are equal to the net asset value of our common shares plus the liquidation preference of any fund preferred shares and the principal amount of any borrowings outstanding. Generally, in normal market conditions, we expect that: (i) at least 90% of our managed assets will be invested in income producing securities issued by real estate companies, other than those companies managed by affiliates of our Advisor, and including common shares, preferred shares and debt; (ii) at least 75% of our managed assets will be in securities issued by REITs; and (iii) less than 35% of our managed assets will be non-investment grade rated debt or preferred shares.

Investing in our common shares involves risks described in "Risk Factors" beginning on page 12.


                                                Per Share           Total(1)

Public Offering Price....................          $20.00
Sales Load...............................
Estimated Offering Expenses(2)...........            0.04
Proceeds to the Fund.....................

-----------

(1)  The  underwriters  may purchase up to an  additional         common  shares
     within 45 days of this prospectus at the public offering price, less the sales load, to cover over allotments, if any. If such option is exercised in full, the total public offering price, sales load, estimated offering
     expenses  and  proceeds  to the  Fund  will be       ,       ,  and       ,
     respectively. See "Underwriting."

(2) The Advisor has agreed to pay the organizational and offering expenses (other than the sales load) that exceed $0.04 per common share. The
     estimated offering expenses to be incurred by the Fund are      .

The common shares will be delivered on or about      , 2004.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined that this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
                                  ------------
                                  ------------

                             [LIST OF UNDERWRITERS]

                                          , 2004

     No Prior Trading History. We are newly organized and our common shares have no prior trading history. The shares of closed end investment companies frequently trade at a discount to net asset value. There is no assurance that a trading price equal to or greater than net asset value will result. The risk of loss due to this discount may be greater for initial investors expecting to sell their shares in a relatively short period after completion of the public offering. We intend to apply to list our common shares on the American Stock
Exchange (the "AMEX") under the symbol "     ".

     Leverage. We intend to issue fund preferred shares within three months after the completion of this offering. We expect these fund preferred shares will represent approximately 33 1/3% of our capital immediately after their issuance. We may also borrow money from banks or other financial institutions or issue debt securities. Our issuance of fund preferred shares or debt will leverage your common shares and may cause you to realize a larger return or larger loss on your investment in our common shares than you would realize without our use of leverage. There can be no assurance that our leverage strategies will be successful.

     Non-Investment  Grade  Securities.   Below  investment  grade,  high  yield
securities, including high yield bonds (commonly known as "junk bonds") and securities considered by our advisor to be of comparable quality are considered to be predominantly speculative with respect to capacity to pay interest and dividend income and repay principal. They involve greater risks than higher rated debt.

Our common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation or by any other governmental agency.

                                   -----------

                                TABLE OF CONTENTS


                                                                          Page

Prospectus Summary...................................................        4
Summary of Fund Expenses.............................................        8
Risk Factors.........................................................       10
Use of Proceeds......................................................       13
The Fund.............................................................       14
Investment Objectives and Policies...................................       14
Use of Leverage......................................................       16
Interest Rate Transactions...........................................       17
Management of the Fund...............................................       18
Net Asset Value......................................................       19
Distributions........................................................       19
Dividend Reinvestment Plan...........................................       21
Description of Shares................................................       22
Borrowings...........................................................       23
Certain Provisions in the Declaration of Trust.......................       23
Repurchase of Fund Shares............................................       25
Tax Matters..........................................................       25
Underwriting.........................................................       26
Custodian and Transfer Agent.........................................       28
Legal Matters........................................................       28
Table of Contents of the Statement of Additional Information.........       29


         You should rely only on the information contained or incorporated by reference into this prospectus. We have not, and the underwriters have not, authorized anyone to provide you with different information. We are not, and the underwriters are not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should not assume that the information in this prospectus is accurate as of any date other than the date on the cover of this prospectus. Unless otherwise stated, all information in the prospectus assumes that the underwriters' over allotment option is not exercised. See "Underwriting."

         You should read this prospectus, which contains important information about us, before deciding whether to invest in our common shares, and retain it for future reference. A Statement of Additional Information, or SAI, dated
     , 2004, containing additional information about us, has been filed with the Securities and Exchange Commission, or SEC, and is incorporated by reference in its entirety into this prospectus. You may request a free copy of the SAI, the
table of contents of which is on page 28 of this prospectus, by calling       or
      or by writing to us. You can get the same information free from the SEC's EDGAR database on the Internet (http:/ /www.sec.gov).

         Until       ,  2004 (25 days  after the date of this  prospectus),  all dealers that buy, sell or trade our common shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

                               PROSPECTUS SUMMARY

         This summary may not contain all of the information that you should consider before investing in our common shares. You should review the more detailed information contained elsewhere in this prospectus and in the Statement of Additional Information, especially the information set forth at "Risk Factors."

The Fund.......................   RMR  Real  Estate  Securities  Fund is a newly
                                  organized,    non-diversified,    closed   end
                                  management investment company.
The Offering...................   We  are  offering              of  our  common
                                  shares.  The public  offering  price is $20.00
                                  per common  share.  You must purchase at least
                                  100 common  shares  ($2,000).  We have granted
                                  the  underwriters  an option to purchase up to
                                              additional  common shares to cover
                                  over allotments, if any.
Investment Objectives..........   Our primary  investment  objective  is to earn
                                  and pay to our  shareholders  a high  level of
                                  current  income  by  investing  in  securities
                                  issued by real estate companies.  Generally, a
                                  real estate company is a company which derives
                                  at  least   50%  of  its   revenue   from  the
                                  ownership, leasing, management,  construction,
                                  sale or  financing  of real  estate  or has at
                                  least  50%  of its  assets  invested  in  real
                                  estate.  Capital appreciation is our secondary
                                  objective.  There can be no assurance  that we
                                  will achieve these objectives.  Our investment
                                  objectives are fundamental policies and cannot
                                  be changed without shareholder approval.
Investment Strategy............   We intend to use the proceeds of this offering
                                  and  leverage  to  make  investments  in  real
                                  estate  securities.  Generally,  under  normal
                                  market conditions,  our investment  strategies
                                  will be as follows:
                                  o   At least 90% of our managed assets will be
                                      invested   in  income   producing   common
                                      shares,    preferred   shares   and   debt
                                      securities,      including     convertible
                                      preferred and debt  securities,  issued by
                                      real estate companies.  Managed assets not
                                      so  invested  will be  invested  in  other
                                      debt,  equity  securities and money market
                                      instruments.
                                  o   At least 75% of our managed assets will be
                                      invested in securities  issued by REITs. A
                                      REIT  is  a  real  estate   company   that
                                      primarily   owns  income   producing  real
                                      estate,  mortgages  or other  real  estate
                                      interests. REITs are generally required to
                                      distribute  90% of their taxable income to
                                      their shareholders. As a result, REITs pay
                                      relatively  high  dividends as compared to
                                      other types of companies. We intend to use
                                      REIT   dividends   to  meet  our   primary
                                      objective of high current income.  We will
                                      not  invest  in  the  securities  of  HRPT
                                      Properties   Trust  ("HRPT   Properties"),
                                      Hospitality Properties Trust ("Hospitality
                                      Properties"),  Senior  Housing  Properties
                                      Trust ("Senior Housing") or any other REIT
                                      or company managed by Reit Management,  or
                                      any other affiliate of our Advisor.
                                  o   The preferred  shares and debt  securities
                                      in  which  we  may  invest  are  sometimes
                                      referred  to as "ratable  securities."  We
                                      will not  invest in  non-investment  grade
                                      ratable  securities if, as a result of the
                                      investment,  35% or  more  of our  managed
                                      assets would be invested in non-investment
                                      grade   ratable   securities.   A  ratable
                                      security  will  be  considered  investment
                                      grade if it is rated Baa3,  BBB-,  BBB- or
                                      higher by Moody's Investors Service, Inc.,
                                      ("Moody's"), Standard & Poor's, a division
                                      of The McGraw-Hill Companies, Inc. ("S&P")
                                      or Fitch, Inc. ("Fitch"), respectively, or
                                      if it is unrated but  considered  to be of
                                      comparable  quality  by our  Advisor.  For
                                      purposes  of  the  Fund's  credit  quality
                                      policies,  if the rating  agencies  assign
                                      different  ratings to a security,  we will
                                      use the  rating  chosen by our  Advisor as
                                      most   representative  of  the  security's
                                      credit quality.
                                  o   In  anticipation  of  or  in  response  to
                                      adverse  market  conditions  or  for  cash
                                      management  purposes,  we may  temporarily
                                      hold all or any  portion  of our assets in
                                      cash, money market instruments, commercial
                                      paper,   shares  of  money  market  funds,
                                      investment grade bonds or other investment
                                      grade    debt    securities,     including
                                      government   securities.   Our  investment
                                      objectives  may  not  be  achieved  during
                                      these times.
                                  o   In connection with our use of leverage, we
                                      may enter into  interest  rate swap or cap
                                      transactions  or purchase or sell  futures
                                      or    options   on    futures.
Use of Leverage................   We  intend to use  leverage  by  issuing  fund
                                  preferred shares or by borrowing from banks or
                                  other  financial  institutions in an aggregate
                                  of approximately 33 1/3% of our managed assets
                                  after   the   issuance   or   borrowing.   All
                                  distributions  on and  redemption  of our fund
                                  preferred  shares and all payments of interest
                                  and repayments of principal on our borrowings,
                                  will have  priority  claims on our  income and
                                  assets  over  distributions   payable  on  our
                                  common  shares.  Our current  intent is to use
                                  leverage  by  issuing  fund  preferred  shares
                                  within three months  after the  completion  of
                                  this  offering,  subject to
                                  market conditions and other factors.
                                  We  intend  to use  the  net  proceeds  of our
                                  issuance   of   fund   preferred   shares   or
                                  borrowings  to  invest in  securities  of real
                                  estate companies.  So long as the returns that
                                  we  realize  on these  investments  exceed the
                                  distributions   paid  on  our  fund  preferred
                                  shares or the interest cost of our  borrowings
                                  plus   our   expenses   arising   from   these
                                  investments,   this  leverage   strategy  will
                                  increase the income  available  for our common
                                  shares    and   allow   us   to   pay   higher
                                  distributions to you than we might pay without
                                  using leverage.
                                  The use of leverage  involves  risks and there
                                  is  no  guaranty   that  we  will  issue  fund
                                  preferred  shares or make  borrowings  or that
                                  our leverage  strategy  will be  successful in
                                  increasing our income or the distributions you
                                  receive.   If  the   income  we   receive   on
                                  investments  funded with leverage is less than
                                  our  leverage  costs,  the use of leverage may
                                  reduce   our   income   and    decrease    the
                                  distributions  you receive  from us.
Distributions on
Common Shares..................   We  intend  to  pay  regular   quarterly  cash
                                  distributions.  The initial  distribution will
                                  be declared  approximately  90 days,  and paid
                                  approximately  120 days,  after the completion
                                  of the initial  closing of this offering.  Our
                                  distribution rate may be adjusted from time to
                                  time by our board of trustees, depending upon,
                                  among other things,  the actual or anticipated
                                  performance    of   our    investments,    the
                                  distributions  payable  on our fund  preferred
                                  shares,  if any, and  interest  payable on our
                                  debt,  if any.  We expect  that a  substantial
                                  portion of our distributions  will be ordinary
                                  income,  but part of our  distributions may be
                                  return of capital or capital gains.
Dividend Reinvestment
Plan...........................   We have a dividend  reinvestment plan which is
                                  sometimes  referred  to as an "opt out  plan."
                                  Under this plan you will  receive  all of your
                                  distributions in our common shares, unless you
                                  elect to receive  them in cash.  You will also
                                  have the option to acquire  additional  common
                                  shares for cash.  Our stock transfer agent and
                                  registrar,  EquiServe Trust Company,  N.A. and
                                  its affiliate EquiServe, Inc., will administer
                                  this  plan.   EquiServe   will   receive  your
                                  distributions  and purchase  common  shares in
                                  the market or from us for your account. Shares
                                  will  be  purchased  from us as  newly  issued
                                  shares whenever the market price of our common
                                  shares plus estimated brokerage costs is equal
                                  to or greater than our net asset value. Shares
                                  will be purchased in open market  transactions
                                  whenever the market price of our common shares
                                  plus  estimated  brokerage  costs is less than
                                  our   net   asset   value.    This   automatic
                                  reinvestment of distributions will not relieve
                                  you  of  tax  obligations  arising  from  your
                                  receipt of distributions  even though you will
                                  not receive any cash.
Investment Advisor.............   Our Advisor  will be our  investment  manager.
                                  Our  Advisor is a recently  organized  company
                                  that has a limited  history,  having begun the
                                  substantial  majority of its current  business
                                  activities  in December  2003.  As of December
                                  31,  2003,  our  Advisor  had $96  million  of
                                  assets  under  management.  Our  Advisor  is a
                                  wholly owned  subsidiary  of Reit  Management.
                                  Reit  Management  has been in  business  since
                                  1986  and  provides   advice  on  real  estate
                                  investments,  property management services and
                                  research  to  HRPT   Properties,   Hospitality
                                  Properties, Senior Housing and various private
                                  companies.   Together   these   entities  have
                                  invested  over $8.4  billion in real estate in
                                  over  660  properties   containing  nearly  71
                                  million  square  feet of space in 42 states of
                                  the  U.S.  and in the  District  of  Columbia.
                                  Personnel  of the Advisor who are  responsible
                                  for  our  day  to  day   operations   and  who
                                  contribute  to our  investment  decisions  are
                                  also  involved  in  the   operations  of  Reit
                                  Management.  We believe that their  experience
                                  in direct  ownership  and  management  of real
                                  estate may afford us a  competitive  advantage
                                  in  evaluating  real estate  companies and the
                                  securities  which are  issued  by real  estate
                                  companies.  We will pay our  Advisor a monthly
                                  fee  equal to an  annual  rate of 0.85% of our
                                  average  daily managed  assets (i.e.,  the net
                                  asset  value  of our  common  shares  plus the
                                  liquidation  preference of any fund  preferred
                                  shares  and  the   principal   amount  of  any
                                  borrowings  outstanding).  Because this fee is
                                  calculated on the basis of our managed assets,
                                  our use of leverage  increases the fee paid to
                                  our  Advisor.  For the five  years  after  the
                                  closing  of this  offering,  our  Advisor  has
                                  agreed  to waive  its fees  equal to an annual
                                  rate of 0.25%  of our  average  daily  managed
                                  assets. In addition,  our Advisor will pay all
                                  organizational    and    offering    expenses,
                                  excluding  the sales load,  which exceed $0.04
                                  per common share.
Custodian......................   State Street Bank and Trust Company will serve
                                  as custodian  of our assets.
Administration and
  Subadministration...........    Our    Advisor    will   also   act   as   our
                                  administrator.        Substantially        all
                                  administrative activities will be conducted on
                                  our  behalf  by State  Street  Bank and  Trust
                                  Company, as subadministrator.
Transfer Agent.................   EquiServe   Trust   Company,   N.A.   and  its
                                  affiliate  EquiServe,  Inc., will serve as our
                                  transfer agent.
Listing and Symbol.............   We will apply to list our common shares on the
                                  AMEX under the symbol " ".
Principal Risks................   No Operating History. We are a newly organized
                                  company  and have no  history  of  operations.
                                  Inexperienced   Advisor.   Our  Advisor  is  a
                                  recently  organized  entity  and  has  limited
                                  experience
                                  managing a registered investment company.
                                  Concentration  of  Investments.  Our portfolio
                                  will  be   concentrated  in  the  real  estate
                                  industry. A decline in the market value of real estate generally is likely to cause a decline in the value of our common shares.

                                  Non-diversification Risk. Our investment portfolio will be focused upon securities in one industry. Also, because we are non-diversified under the Investment Company
                                  Act of 1940, we can invest a greater percentage of our assets in securities of a single company than can a diversified fund. Accordingly, the value of your investment in our common shares may be more volatile than an investment in a diversified fund.

                                  Real Estate Risks. Our investment focus on real estate securities creates risks, including the following:
                                  o Securities of companies that own office or industrial buildings are vulnerable to changes in office or industrial occupancies and rents; securities of companies that own hotels and resorts are highly sensitive to business and leisure travel and general economic conditions; securities of companies that own healthcare facilities, age restricted apartments, congregate care properties, assisted living facilities and nursing homes may be highly dependent upon Medicare and Medicaid payments which are subject to changes in government policies; securities of companies that own retail properties are vulnerable to changes in consumer spending practices and to bankruptcies of large retail firms; securities of companies that own apartment buildings are affected by changes in housing market conditions; and securities of companies that own other types of real estate are subject to risks associated with that type of real estate.
                                  o Many real estate companies in which we will invest may be smaller and have more debt than companies traded in the equity markets as a whole. Smaller equity capitalization and more leverage may mean that securities issued by real estate companies may be more volatile than securities issued by larger or less leveraged companies.
                                  o Real estate companies in which we will invest are susceptible to other special risks. For example: real estate taxes and property insurance costs have increased materially within the past year; environmental laws have made real estate owners responsible for clean up costs which can be material; and other laws require real estate owners to incur capital expenditures such as laws that require access for disabled persons.

                                  Stock Market Risk. Your investment in our common shares will represent an indirect investment in real estate securities owned by us. A substantial majority of the securities we will own are traded on a national securities exchange or in the over-the-counter markets. The prices of the securities in which we will invest will fluctuate from day to day and may decline in value. The net asset value of the Fund may be affected by a decline in financial markets in general. We intend to utilize leverage, which magnifies stock market risks.

                                  Credit Risk. Our ability to collect the contractual payments due to us on our investments in debt and other ratable securities, and the market value of those securities, generally are dependent upon the creditworthiness of the issuer. The risk that an issuer does not make contractual payments is known as credit risk. Generally, lower rated securities have greater associated credit risk than higher rated securities. If an issuer suffers adverse changes to its financial condition, the market value of that issuer's ratable securities generally will decline. If a rating agency lowers its rating of a security, the market value of that security generally will decline. If these conditions exist for securities in which we invest, the value of our common shares will decline.

                                  Leverage Risks. We intend to use leverage to increase our investments. Holders of our fund preferred shares or our debt will have priority claims to our income and assets over your rights as an owner of our common shares. Because we will use leverage, if the value of our investments declines, the value of your common shares will decline faster than it would if we had invested without leverage.

                                  Interest Rate Risks. We will be exposed to two principal types of interest rate risks:
                                  o   Our  cost of  leverage  will  increase  as
                                      interest rates  increase.  These increased
                                      costs  may   result  in  less  net  income
                                      available  for  distribution  to  you as a
                                      common shareholder.
                                  o   When interest rates rise the market values
                                      of dividend and interest paying securities
                                      usually   fall.   Because   most   of  our
                                      investments   will  be  in  dividend   and
                                      interest paying  securities and because we
                                      expect  to  make   distributions   to  our
                                      shareholders, both our net asset value and
                                      the market price of our common  shares are
                                      likely  to  decline  when  interest  rates
                                      rise.
                                  We may mitigate, but are unlikely to eliminate, these interest rate risks by investing in interest rate hedges. Interest rate risks may be magnified if we hedge interest rates based upon expectations concerning interest rates that prove inaccurate.

                                  Market Discount Risk. Shares of closed end investment companies frequently trade at a discount to net asset value.
                                  Redeemable Securities Risks. We expect that most of the preferred securities in which we will invest will provide their issuer a right of redemption at a fixed price. If the issuers exercise their redemption rights, we may not realize the value for any premium we may have paid for these securities.
                                  Below Investment Grade Securities Risks. We may invest less than 35% of our managed assets in ratable securities which are below investment grade. In addition, none of the common equity securities in which we will invest are expected to be rated. These investments should be considered speculative. Because we will invest in speculative securities, your investment in our common shares will involve a greater risk of loss than an investment which is focused only on higher rated securities.
                                  Anti-takeover Provisions. Our declaration of trust and bylaws contain provisions which limit the ability of any person to acquire control of us or to convert us to an open end fund. These provisions may deprive you of the ability to sell your common shares at a
                                  premium   to  their   market   value.
                                  Market Disruption Risk. Volatility in securities markets precipitated by terrorist attacks, war or other world events such as those that occurred in 2001, 2002 and 2003 may have long term negative effects on those markets. The value of securities in which we intend to invest and your common shares may be more volatile or decline in the event of future terrorist activity, war or instability.

                            SUMMARY OF FUND EXPENSES

         The purpose of the following is to help you understand the fees and expenses that you, as a common shareholder, will bear directly or indirectly. This information shows transaction fees and expenses arising from your purchase of our shares. The table below is based on estimated amounts for our first year of operations and assumes that we issue approximately ______ common shares and that we use leverage, as we currently expect, to increase our investments by issuing fund preferred shares within three months following the completion of this offering. The amount of leverage and the type of leverage we will use will depend upon market conditions in effect from time to time. Note 3 to the table below also shows our expenses, but assumes that no leverage is used (as will be the case prior to the issuance of fund preferred shares).

                        Shareholder Transaction Expenses


Sales load paid by you (as a percentage of offering price)...........................................................   4.5%
Organizational and other offering expenses borne by the Fund (as a percentage of offering price).....................   0.2%(1)
Dividend reinvestment and cash purchase plan fees....................................................................   None(2)


                                 Annual Expenses


                                                                              As a Percentage of Net Assets Attributable to
                                                                                  Common Shares (Assumes Fund Preferred
                                                                                Shares are Issued Equal to 33 1/3% of Our
                                                                                          Managed Assets)(3)(4)

Management fees...................................................                                 1.28%
Interest payments on borrowed money...............................                                 None
Other expenses(5).................................................                                 0.72%
                                                                                                 --------
Total annual expenses.............................................                                 2.00%
Fee waiver (years 1-5)(6).........................................                                (0.38)%
                                                                                                 --------
Total net annual expenses (years 1-5).............................                                 1.62%


-----------

(1) Our organization and offering expenses, excluding the sales load, which exceed $0.04 per common share (0.2% of the offering price) will be paid by our Advisor. If we issue fund preferred shares, costs of that issuance will be borne immediately by common shareholders and will result in a reduced net asset value of common shares. Assuming issuance of fund preferred shares in an amount equal to 33 1/3% of our managed assets (after issuance) these offering costs are estimated to be approximately $1,000,000 or $0.20 per common share (1.0% of the common share offering price).

(2) You will not be charged any fees if your distributions are paid in our common shares issued by us or in cash. Each participant in the Dividend Reinvestment Plan will be charged a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases of our common shares under the Plan. You will also pay service and brokerage charges if you direct the dividend reinvestment plan agent to sell your common shares held in a dividend reinvestment account. See "Dividend Reinvestment Plan."

(3) Amounts are based upon estimated amounts for the year following completion of this offering. The table presented in this footnote estimates, for the year following the completion of this offering, our expenses assuming that we do not issue any fund preferred shares or otherwise leverage our assets.

                                                                                     As a Percentage of Net Assets
                                                                                        Attributable to Common
                                                                                        Shares (assumes no fund
                                                                                         preferred shares are
                                                                                                issued)

Management fees..............................................................                     0.85%
Interest payments on borrowed money..........................................                     None
Other expenses(5)............................................................                     0.59%
                                                                                                --------
Total annual expenses........................................................                     1.44%
Fee waiver (years 1-5)(6)....................................................                    (0.25)%
                                                                                                --------
Total net annual expenses (years 1-5)........................................                     1.19%


(4) Although we expect to issue fund preferred shares, in the event we leverage through borrowings in an amount equal to 33 1/3% of our managed assets (including the amount obtained through borrowings), we estimate that, for the year following the completion of this offering, our expenses stated as a percentage of net assets attributable to common shares would be: Management fees -- 1.28%; Interest payments on borrowed money (assuming an interest rate of 5% per annum which is subject to change based upon market conditions) --2.50%; Other expenses -- 0.60%; Total annual expenses -- 4.38%; and Total annual expenses net of fee waiver -- 4.00%. Based on these estimates and in accordance with the example below, the expenses for 1, 3, 5, and 10 years would be $85, $163, $242 and $465.

(5)      Estimated first year following completion of this offering.

(6) The Advisor has contractually agreed to waive part of its management fee in the amount of 0.25% of average daily managed assets for our first five years of operations. See "Management of the Fund."

         The following examples illustrate the expenses (including the sales load of $45 and estimated offering expenses of $2), that you would pay on each $1,000 investment in our common shares, assuming a 5% annual return. The purpose of these examples is to assist you in understanding the various costs and expenses that you, as a common shareholder, will bear directly or indirectly. The following examples assume that all distributions are reinvested at net asset value and a 5% annual rate of return, as mandated by applicable regulations, and reflect the Advisor's contractual agreement to waive a portion of its management fee equal to 0.25% of average daily managed assets during the first five years of our operations. These examples should not be considered a representation of future expenses, leverage or rates of return. Our actual expenses, leverage amount or annual rate of return may be more or less than those assumed for purposes of the examples.

         The first example also assumes that we issue fund preferred shares equal to 33 1/3% of our managed assets and incur estimated fund preferred share offering costs of $10 on each $1,000 investment in common shares.


                                                                                        1 YEAR     3 YEARS      5 YEARS     10 YEARS

Cumulative expenses paid by an investor on each $1,000 invested in common shares,
   assuming a 5% annual return throughout the indicated periods.................           $73        $105         $140         $260


         The following example assumes that we do not issue any fund preferred shares.


                                                                                        1 YEAR     3 YEARS      5 YEARS     10 YEARS

Cumulative expenses paid by an investor on each $1,000 invested in common shares,
   assuming a 5% annual return throughout the indicated periods.................           $59         $83         $109         $200

                                  RISK FACTORS

         We are a non-diversified, closed end management investment company designed primarily as a long term investment and not as a trading vehicle. We do not intend to be a complete investment program. Because of the uncertainties inherent in all investments, there can be no assurance that we will achieve our investment objectives. All stock market investments involve risks, including the risk that you may lose some or all of your investment. Your common shares at any time may be worth less than you invested, even after taking into account the reinvestment of dividends and distributions which you receive. Before deciding to purchase any of our shares you should consider the following material risks:

No Operating History

         We are a newly organized company and have no history of operations.

Inexperienced Advisor

         Our Advisor is a recently organized entity and has limited experience managing a securities investment company like the Fund. Our Advisor began the substantial majority of its current business activities in December 2003. As of December 31, 2003, our Advisor had $96 million of assets under management.

Concentration of Investments

         Our investment objectives will concentrate our portfolio in the real estate industry. If the value of real estate generally declines, the market value of the securities of those companies whose principal business is real estate is likely to decline. If these declines occur, they are likely to cause a decline in the value of our common shares.

Non-Diversification Risk

         We are a non-diversified investment company. We may make a significant part of our investments in a limited number of securities, and our investments will be focused upon securities in one industry. Because our investment portfolio will be less diversified than that of most other investment companies, the value of your investment in our common shares over time may be more volatile than an investment in a diversified fund.

Real Estate Risks

         A number of risks are created by our investment focus on real estate securities, including the following:

         o We expect a portion of our portfolio investments will be in securities of companies that own office or industrial buildings. During the past year, office and industrial occupancies and rents have declined in some areas of the United States. Increases in office and industrial occupancies and rents have historically lagged general economic recoveries, and we do not expect occupancies and rents to improve in the near future.

         o We expect a portion of our portfolio investments will be in securities of companies that own hotels and resorts. These properties usually require higher levels of capital expenditures than other types of commercial real estate. The financial performance of these properties and their values are highly sensitive to general economic conditions and travel industry changes. This sensitivity was demonstrated by the decline in hotel operating performance experienced after the terrorist attacks on September 11, 2001.

         o We expect a portion of our portfolio investments will be in securities of companies that own healthcare facilities, age restricted apartments, congregate care properties, assisted living facilities and nursing homes. The physical characteristics of these properties and their operations are highly regulated and those regulations often require capital expenditures or restrict the profits realizable from these properties. Also, some of these properties are highly dependent upon Medicare and Medicaid payments which are subject to changes in governmental budgets and policies.

         o We expect a portion of our portfolio investments will be in securities of companies that own retail properties. The values of these properties are vulnerable to changes in consumer spending practices and to bankruptcies of large retail firms.

         o We expect a portion of our portfolio investments will be in securities of companies that own apartment buildings. The values of these properties are affected by changes in employment, and to decreased demand caused by the availability of low cost home ownership financing.

         o We expect a portion of our portfolio investments will be in securities of companies that own properties that are leased on a net basis to single tenants. The value of these properties will vary with the financial strength or business prospects of their tenants.

         o We expect that a portion of our portfolio investments will be in securities of companies that own other types of specialized real estate, including but not limited to self storage facilities, manufactured homes and entertainment related facilities. The values of these properties are affected by changes in consumer preferences and general economic conditions.

         o Real estate companies tend to be small or medium sized companies compared to companies listed in the U.S. equity markets as a whole. Most real estate companies also use debt leverage to finance their businesses. This combination of smaller equity capitalization and debt leverage may mean that securities issued by real estate companies may be more volatile than securities issued by larger, less leveraged companies. These facts can adversely affect our financial performance, especially if we purchase or sell large amounts of an individual security within a short time.

         o Real estate companies and their securities in which we will invest are susceptible to special risks not shared by the securities market generally. For example: real estate taxes and insurance costs are large expenses of real estate companies, and these costs have tended to increase materially within the past year; various environmental protection laws have made real estate owners and previous owners responsible for clean up costs which can be material; and other laws require real estate owners to incur capital expenditures such as laws that require access by disabled persons.

Stock Market Risk

         Your investment in our common shares will represent an indirect investment in REIT shares and other real estate securities owned by us. A substantial majority of the securities we will own are traded on a national securities exchange or in the over-the-counter markets. The prices of shares of real estate companies, including REITs, and other securities in which we will invest will fluctuate from day to day and may decline in value. The net asset value of the Fund may be affected by a decline in financial markets in general. We intend to utilize leverage, which magnifies stock market risks.

Credit Risk

         Our ability to collect the contractual payments due to us by the issuer or guarantor of our investments in debt and other ratable securities or from the counterparty to a derivatives or other contract is generally dependent upon the creditworthiness of the issuer. The risk that an issuer of a security or a contract obligor does not make contractual payments is known as credit risk. Adverse changes to an issuer's or obligor's financial position or business prospects generally increase credit risk and lower the value of investments which are dependant upon payments from that issuer or obligor.

         Generally, lower rated securities have greater associated credit risk than higher rated securities. If a rating agency lowers its rating of a security, the market value of that security generally will decline.

         Lowered ratings from rating agencies or real or perceived declines in creditworthiness of an issuer of securities in which we invest will lower the value of our portfolio of investments and cause the value of your investment in our common shares to decline.

Leverage Risks

         We intend to use leverage to increase our investments by issuance of fund preferred shares within three months following the completion of this offering, subject to market conditions, achievement of appropriate investment ratings from rating agencies on proposed fund preferred shares and approval by our board of trustees. We may also leverage by borrowing from banks or financial institutions. Utilization of leverage is a speculative investment technique which involves risks to you as a common shareholder. The principal risks arising from our use of leverage are as follows:

         o Our fund preferred shareholders and lenders will have priority claims to our income and assets over your rights as a common shareholder. Generally, this means they must be paid before you are paid distributions or proceeds of our liquidation.

         o If the market value of our investments decline, our asset value per common share will decline faster because we use leverage than it would decline if we did not use leverage.

         o If the yield from our investments declines, the yield or cash flow available for us to pay distributions to common shareholders will decline faster because we use leverage than it would decline if we did not use leverage.

         o Our fund preferred share indenture, our borrowings or the rating agencies which rate our leverage instruments, may require covenants and guidelines which restrict our ability to operate, and these restrictions may limit our ability to pay distributions to common shareholders or otherwise require actions which are adverse to the interests of common shareholders.

         o Our obligations to pay distributions on and redeem fund preferred shares or to pay interest on and repay borrowings may cause us to liquidate investments during adverse market conditions which may result in losses.

         The risks arising from leverage will be principally borne by our common shareholders, not by our fund preferred shareholders, our lenders or by our Advisor. See "Use of Leverage."

Interest Rate Risk

         We will be exposed to two principal types of interest rate risks:

         o The cost of distributions on any fund preferred shares and borrowings used for leverage will increase as interest rates increase. These increased costs may result in less net income available for distribution to you as a common shareholder.

         o When interest rates rise, the market values of dividend or interest paying securities usually fall. Because most of our investments will be in dividend or interest paying securities and because we expect to make regular distributions to our shareholders, both our net asset value and the market price of our common shares are likely to decline when interest rates rise.

         We may enter into interest rate swap or cap transactions to hedge against changes in short term interest rates which affect the level of distributions on our fund preferred shares or our cost of borrowings. These hedges are designed to mitigate, but will not eliminate, the impact on us of rising interest rates. If we enter an interest rate swap, a decline in short term interest rates may result in an increase in net amounts payable by us and a corresponding decline in the value of the swap. If we purchase an interest rate cap, a decline in short term interest rates may result in a decline in the value of the cap. If we enter into interest rate hedging transactions, a decline in short term interest rates may result in a decline in the net asset value of your common shares. See "Interest Rate Transactions."

Market Discount Risk

         Shares of closed end investment companies frequently trade at a discount to net asset value. We can provide you no assurance regarding the trading price of our common shares. The trading price of our common shares will be determined generally by the comparative number of common shares offered for purchase or sale at any time. Similarly, the value of our portfolio securities will move up and down primarily based on interest in buying or selling those securities. Accordingly, our net asset value will fluctuate and we cannot predict if our common shares will trade at, above or below our net asset value.

Redeemable Securities Risks

         We intend to invest in preferred securities of REITs. Most of these securities have no maturity date, require perpetual payment of a fixed coupon and provide their issuer a right of redemption at a fixed price. If we purchase these securities at a price that is in excess of their redemption price, and if issuers of these securities exercise their redemption rights, we may not realize the value for the premium we paid.

Below Investment Grade Securities Risks

         We may invest less than 35% of our managed assets in ratable securities that are below investment grade. In addition, none of our investments in common equity securities are expected to be rated. Lower rated securities tend to be more sensitive to adverse economic downturns or adverse individual company developments than more highly rated investments. For these reasons, these investments are considered speculative. Because we will invest in speculative securities, your investment in our common shares is likely to involve a greater risk of loss than an investment in a fund that focuses only on higher rated securities. Furthermore, the secondary markets in which lower rated securities are traded may be less liquid than the markets for higher grade securities. Less liquidity in the secondary trading markets could lower the price at which we can sell a lower rated security or cause large fluctuations in the net asset value of our common shares. If an issuer of lower rated securities defaults, we may incur additional expenses to seek recovery, or to foreclose on, take possession of and dispose of an issuer's assets, property or operations.

Anti-Takeover Provisions

         Our declaration of trust and bylaws contain provisions which limit the ability of any person to acquire control of the Fund or to convert the Fund to an open end investment company. For example, our board of trustees may strictly enforce the provisions in our declaration of trust that prohibit any person or group from owning more than 9.8%, in the aggregate by value as well as by class, of our common shares. These provisions may have the effect of depriving you of the ability to sell your common shares at a premium to their market value. See "Certain Provisions in the Declaration of Trust."

Risks Arising from Terrorist Attacks

         The terrorist attacks on September 11, 2001, and related events led to increased short term market volatility and may have long term effects on U.S. and world economies and markets. Since the terrorist attacks on September 11, 2001, it has become difficult to obtain insurance for terrorist attacks on some high rise office and other buildings and the costs of that insurance and of other types of insurance have increased materially. Future terrorist attacks could have an adverse impact on the value and market prices of our investments and the net asset value and market price of your common shares.

Inflation Risk

         Inflation risk is the risk that the value of income from investments will be worth less in the future. As inflation increases, the real value of your common shares and distributions may decline. In addition, during periods of rising inflation, distributions rates on fund preferred shares and interest costs on borrowings likely will increase, which would tend to further reduce returns to you as a common shareholder.

Deflation Risk

         Deflation risk is the risk that the value of assets will be less in the future. If deflation occurs, the assets of the companies in whose securities we invest and the value of those securities may decline. A decline in the value of our investments during periods of deflation would tend to reduce the market price of your common shares.

Market Disruption Risk

         The impact of terrorist attacks on the United States in 2001, the 2003 war in Iraq and instability in the Middle East has caused volatility in some securities markets and may have long term negative effects on those markets. In particular, periods of volatility due to world events in the past have led to acute declines in the value of unrated and non-investment grade rated securities, including the securities in which we intend to invest. Future terrorist activity, war or instability could have similar effects and may cause the value of the our investments and of your common shares to decline.

                                 USE OF PROCEEDS

         The net proceeds of this offering of common shares will be  $         .
We have  granted the  underwriters  an option to  purchase  up to an  additional common shares within 45 days of this prospectus at the public offering price to cover over allotments. If the underwriters exercise their over
allotment  option in full, the net proceeds of this offering will be $         .
The Fund will pay all of its  organization  and  offering  costs up to $0.04 per
common share, or $         ,  or $         ,  if the underwriters exercise their
over allotment option in full. This payment will include payment of costs previously paid by our Advisor. Our Advisor has agreed to pay all of the organization and offering costs, excluding the sales load, which exceed $0.04 per common share. We expect to invest the net proceeds of the offering in a manner consistent with the investment objectives and policies described in this prospectus. We currently anticipate that we will be able to invest substantially all of the net proceeds within three months after the initial closing of this offering. Pending investment in accordance with our investment objectives and policies, we anticipate that the net proceeds will be invested in U.S. government securities or other high quality, short term money market instruments, including shares of money market funds managed by one or more of the underwriters.

                                    THE FUND

         We are a newly organized, non-diversified, closed end management investment company registered under the Investment Company Act of 1940, or the "1940 Act". We were organized as a Massachusetts business trust on January 21, 2004. We intend to apply to list our common shares on the AMEX under the symbol " " subject to notice of issuance. Our principal place of business is located at 400 Centre Street, Newton, Massachusetts 02458, and our telephone number is
          .

                       INVESTMENT OBJECTIVES AND POLICIES

         Our primary investment objective is to earn and pay a high level of current income to our shareholders by investing in securities issued by real estate companies. Capital appreciation is our secondary investment objective. These two investment objectives are fundamental, meaning they cannot be changed without common shareholder approval as described in the SAI. To achieve these objectives we intend to operate as follows:

Concentration. We intend to concentrate our investments in the U.S. real estate industry. In normal market conditions, at least 90% of our total investments will be in income producing securities of real estate companies.

Real Estate Companies. For purposes of our investment policies, a real estate company is one that:

         o        derives  at least  50% of its  revenues  from  the  ownership,
                  leasing,  management,   construction,  sale  or  financing  of
                  commercial, industrial or residential real estate; or

         o        has at least 50% of its assets in real estate.

Types of Securities. Under normal market conditions:

         o at least 75% of our managed assets will be invested in securities of REITs;

         o        our investments will include:

                           o        common shares;

                           o        preferred shares;

                           o        debt securities; and

                           o        convertible  debt and preferred  securities;
                                    and

         o less than 35% of our managed assets will be invested in non-investment grade ratable securities.

Real Estate Investment Trusts. A real estate investment trust, or REIT, is a company that primarily owns income producing real estate or real estate mortgages. REITs combine investors' funds for investment in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income for each taxable year. As a result, REITs tend to pay relatively higher dividends than other types of companies. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. At this time, we expect to focus our investments primarily in securities issued by equity REITs.

Preferred  Shares.  Preferred  shares  pay fixed or  floating  distributions  to investors and have a preference over common shares in the payment of distributions and the liquidation of the issuing company's assets. This means that a company generally must pay distributions on preferred shares before paying any distributions on its common shares. Preferred shareholders usually have no or limited rights to vote for corporate directors or on other matters. The relative percentage of preferred shares compared to other types of securities in our investment portfolio will vary over time based on our Advisor's assessment of market conditions. In deciding whether to invest in preferred shares and in which preferred shares to invest, our Advisor expects to consider the yields available, the ratings applicable to the preferred shares, the trading liquidity of the particular issuance of preferred shares, issuer call rights, if any, applicable to the preferred shares and the quality of the issuing company generally.

Common Shares. Common shares represent the equity ownership of REITs and other companies. Common shareholders generally elect directors and are entitled to vote on the issuing company's major transactions. Common shareholders generally have no entitlement to dividends, but they receive dividends when and as declared by boards of directors or boards of trustees. Because of tax laws applicable to REITs, most REITs distribute substantially all of their income to their common shareholders. Our Advisor will evaluate a number of factors in deciding whether to invest in common shares of individual REITs or other companies. These factors will include the financial condition of the companies, the types of real estate in which the companies are invested, the economic and market conditions affecting the companies, the companies' growth potential, the security of the companies' current common share distributions, the potential for increases in the common share distributions and our Advisor's assessment of the quality of the companies' managements.

Convertible Securities. Convertible securities issued by REITs or other companies are securities which may be exchanged for different securities. The most common forms of convertible securities are debt securities or preferred shares that may be exchanged for common shares of the same issuer at a fixed exchange ratio at the option of the convertible securities holders. In deciding whether to invest in convertible securities, our Advisor will consider the investment characteristics of the primary security such as the ratings and the interest rate or dividend yield, the investment characteristics of the securities into which the convertible securities may be exchanged and the terms applicable to the exchange transactions such as timing of the exchange elections and the ability of the issuers to compel or accelerate exchange decisions and our Advisor's assessment of the quality of the issuing companies and their managements.

Debt Securities. Debt securities of REITs or other companies are borrowing obligations. Debt securities may be secured by the assets of the borrower or they may be unsecured. Unsecured debt securities may be senior debt which rank equally with most other debt obligations of an issuer or subordinated debt which generally is not paid until senior debt is satisfied. Some debt securities are issued by subsidiaries of a parent company and some are issued directly by a parent company or are guaranteed by the parent company. In deciding whether to invest in debt securities issued by REITs or other companies, our Advisor will consider the ratings of the debt securities, the interest rates and other terms applicable to the debt securities and the risk and business characteristics of the issuers.

Non-Investment Grade Ratable Securities. Generally, preferred shares and debt securities issued by REITs and other companies are considered ratable and are rated by one or more nationally recognized rating agencies, Moody's, S&P or Fitch. If a ratable security is not rated by a nationally recognized rating agency, our Advisor will determine its comparable rating before we invest in it. We consider a ratable security to be non-investment grade rated if it is not rated Baa3, BBB- or BBB- or higher by one of Moody's, S&P or Fitch, respectively, or if it is unrated and considered non-investment grade quality by our Advisor. For purposes of the Fund's credit quality policies, if the rating agencies assign different ratings to a security, we will use the rating chosen by our Advisor as most representative of the security's credit quality.

         We will not invest in non-investment grade ratable securities if as a result of the investment 35% or more of our managed assets would be invested in such securities. Securities which are not investment grade rated are considered to have speculative characteristics with regard to their capacities to pay interest, distributions or principal according to stated terms. Debt securities that are not investment grade quality are commonly referred to as junk bonds. Also, it is possible that ratable securities which we own may be downgraded to below investment grade and our Advisor may determine that it is in our best interests to retain those securities. Accordingly, although we have no present intention to cause or permit these circumstances to continue, it is possible that more than 50% of our managed assets may be considered to be invested in non-investment grade ratable securities in some circumstances.

Related Party Investments. Our Advisor is the investment manager of RMR Real Estate Fund and an affiliate of our Advisor is the manager for each of HRPT Properties, Hospitality Properties and Senior Housing. The Fund will not invest in any securities issued by RMR Real Estate Fund, HRPT Properties, Hospitality Properties, Senior Housing or any other company which is affiliated with us or our Advisor.

Defensive Positions. In anticipation of or in response to adverse market conditions or for cash management purposes, we may temporarily hold all or any portion of our assets in cash, money market instruments, shares of money market funds, investment grade bonds or other investment grade debt securities so that less than 90% of our total investments are in income producing securities of real estate companies. As a result, we may not achieve our investment objectives during these times. If we decide to hold some of our assets in cash, we may invest our cash reserves in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, collateralized repurchase agreements, commercial paper and shares of money market funds.

                                 USE OF LEVERAGE

         Within three months after completion of this offering, we intend to issue fund preferred shares and use the proceeds to make additional investments. We may also leverage by borrowing. We expect to limit our total leverage to 33 1/3% of our managed assets. Any distributions on and redemptions of our fund preferred shares and payments of interest and repayments of principal on our borrowings will have priority rights to our income and assets over the distributions payable to you as a common shareholder. Our use of leverage will magnify the net increases and decreases in our net asset value per common share. Changes in the value of our portfolio securities, including costs attributable to leverage, will be borne entirely by you as a common shareholder.


Leverage Restrictions. Under the 1940 Act, we are not permitted to issue preferred shares unless immediately after the issuance the value of our total assets is at least 200% of the sum of the liquidation value of our outstanding preferred shares plus any borrowings (i.e., the liquidation value, plus any borrowings, may not exceed 50% of our total assets less liabilities other than borrowings). In addition, we are not permitted to declare distributions on our common shares unless at the time of such declaration our total assets value less liabilities other than borrowings is at least 200% of the liquidation value of our outstanding fund preferred shares. If fund preferred shares are issued, we intend to purchase or redeem fund preferred shares to the extent necessary to maintain the 200% liquidation value coverage of those shares. If fund preferred shares are issued, we expect that fund preferred shareholders will have the right to elect at least two but less than a majority of our trustees. Also, if we failed to pay required dividends on fund preferred shares, those shareholders may be able to elect a majority of our trustees and we may be prohibited from paying distributions to common shareholders.

         Under the 1940 Act, we generally are not permitted to borrow unless immediately after the borrowing the value of our total assets less liabilities other than the principal amount represented by borrowings is at least 300% of such principal amount (i.e., borrowings may not exceed 33 1/3% of our total assets less liabilities other than borrowings). In addition, we are not permitted to declare any cash distribution or other distribution to you as a common shareholder unless, at the time of such declaration, the value of our total assets, less liabilities other than the principal amount represented by borrowings is at least 300% of such principal amount after deducting the amount of such distribution.

         If we use leverage, and if our investment portfolio declines in value, we may need to sell investments to raise sufficient capital to maintain these asset coverage requirements. Any sale of investments to meet asset coverage requirements may result in less proceeds to us than we would have been able to generate if we had maintained our investments for a longer period. Failure to maintain asset coverage requirements could result in our default under our fund preferred share indenture or our debt obligations. Our failure to pay dividends or make distributions could result in our ceasing to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), which could have a material adverse effect on the value of your common shares.

         We may be subject to certain restrictions imposed by covenants in a fund preferred share indenture, by a lender under future borrowings, or by guidelines required by rating agencies in connection with fund preferred share issuances or borrowings. These restrictions, covenants or guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. However, it is not anticipated that these covenants will impede our Advisor from managing our portfolio in accordance with our investment objectives; and, if our Advisor believes that such restrictions, covenants or guidelines would impede our ability to meet our investment objectives, we will not issue fund preferred shares or borrow, or we may discontinue use of leverage.

Impact of Leverage. Assuming that leverage will (1) represent in the aggregate 33 1/3% of our managed assets after such leverage, and (2) require distributions on fund preferred shares or payments of interest on borrowings at an annual average rate of 2.00%, then the income generated by our portfolio (net of estimated expenses) must exceed approximately 0.67% of our managed assets in order to cover these distributions or payments. Of course, these numbers are merely estimates, used for illustration. Actual payment or interest rates may vary frequently and may be significantly higher or lower than this rate.

         The following table is designed to illustrate the effect of leverage on your total return, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in our portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what our investment portfolio returns will be. The table further assumes our issuance of fund preferred shares or borrowings which represent 33 1/3% of our managed assets after such borrowing or issuance and our currently projected effective annual preferred share distribution payment rate or borrowing interest rate of 2%. The table does not reflect any offering costs of common shares or fund preferred shares.


Assumed portfolio total return..............................................      (10.00)%     (5.00)%       0.00%    5.00%   10.00%
Corresponding return to common shareholder..................................      (16.00)%     (8.50)%     (1.00)%    6.50%   14.00%

         Your total return shown on this chart is composed of two elements: common share distributions we pay to you (the amount of which is largely determined by our net investment income after distributions on fund preferred shares and after interest on borrowings, if any) and realized and unrealized gains or losses on the value of the securities we own.

         During the time in which we are using leverage, the amount of the fees paid to our Advisor will be higher than if we did not utilize leverage because these fees will be calculated based on our managed assets.


Other Borrowings. We may also borrow money on a temporary basis for extraordinary or emergency purposes, including the payment of distributions and the settlement of securities transactions which otherwise might require untimely dispositions of our securities.

                           INTEREST RATE TRANSACTIONS

         In connection with our use of leverage, we may enter into interest rate swap or cap transactions. Interest rate swaps involve our agreement to make fixed rate payments in exchange for another party's agreement to make variable rate payments to us or vice versa. We may also use an interest rate cap, which would require us to pay a premium, usually up front, to another party. If we use an interest rate cap, to the extent that a specified variable rate index exceeds a predetermined fixed rate, we would be entitled to receive payments equal to the excess multiplied by a notional amount. We intend to use interest rate swaps or caps only with the intent to reduce the risk that an increase in short term interest rates could have on your common shares as a result of leverage, but our use of interest rate swaps or caps is unlikely to eliminate this risk.

         The use of interest rate swaps and caps is a specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Depending on the level of interest rates in general, our use of these interest rate instruments could enhance or harm the overall performance of your common shares. To the extent interest rates decline, the net amount we pay under the interest rate swap could increase and the value of the swap or cap could decline, lowering the net asset value of your common shares. In addition, if short term interest rates are lower than our fixed rate of payment on the interest rate swap, the swap will reduce your common share net earnings. If, on the other hand, short term interest rates are higher than the fixed rate of payment on the interest rate swap, the swap will enhance your common share net earnings if we receive payment. Buying interest rate caps could enhance the performance of your common shares by limiting our leverage expense. Buying interest rate caps could also decrease the net earnings of our common shares if the premium paid by us for the cap is more than the additional amount we would have been obligated to pay on our debt securities had we not entered into the cap agreement. We do not intend to enter into interest rate swap or cap transactions in a notional amount that would exceed the outstanding amount of our leverage.

         Interest rate swaps and caps do not generally require us to deliver securities or other underlying assets or principal, although we may pledge some of our assets to serve as collateral for our payment obligations under an interest rate swap. Accordingly, our risk of loss with respect to interest rate swaps is usually limited to the net amount of interest payments that we are contractually obligated to make. If the other party defaults, we would not be able to use the anticipated net receipts under the swap or cap to offset interest payments on our borrowings. Depending on whether we would be entitled to receive net payments from the other party on the swap or cap, which in turn would depend on the general state of short term interest rates at that time, such a default may also negatively impact our common share values. Although we cannot guarantee that the other party does not default, we will not enter into an interest rate swap or cap transaction with any party that our Advisor believes does not have the financial resources to honor its obligations under the interest rate swap or cap transaction. Further, our Advisor will continually monitor the financial stability of any other party to an interest rate swap or cap transaction in an effort to protect our investments.

         At the time the interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that we will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could negatively impact our income and common share value.

         We may choose or be required to reduce or eliminate our use of fund preferred shares or borrowings. This may cause us to terminate early all or a portion of any swap or cap transaction. Early termination of a swap may result in a termination payment by or to us. We may also incur penalties associated with early termination.

         In connection with our use of leverage, we may purchase or sell futures or options on futures, described in the SAI.

                             MANAGEMENT OF THE FUND

Investment Advisor

         Our Advisor has a limited history, having begun the substantial majority of its current business activities in December 2003. As of December 31, 2003, our Advisor had $96 million of assets under management, consisting entirely of the assets of RMR Real Estate Fund. Our Advisor is a 100% owned subsidiary of Reit Management. Reit Management provides advice on real estate investments, property management services and research to HRPT Properties, Hospitality Properties, Senior Housing and various private companies. Together the companies managed by Reit Management have invested over $8.4 billion in over 660 properties with over 71 million square feet of space located across the U.S. in 42 states and the District of Columbia. We believe that the experience in direct ownership and management of real estate of the personnel of Reit Management who will work for our Advisor may afford us a competitive advantage in evaluating real estate companies and the securities which are issued by real estate companies. However, our Advisor has only limited experience, and none of Reit Management or its affiliates has prior experience in managing a real estate securities business like the Fund. Our Advisor is located at 400 Centre Street, Newton, Massachusetts 02458, and its telephone number is 617-796-8238.

Trustees and Officers

         The overall management of our business is controlled by our board of trustees. Our board of trustees approves all significant agreements between us and companies providing services to us. Our day to day operations are delegated to our officers and to our Advisor, subject always to our objectives, restrictions and policies and to the general supervision of our board of trustees. Two of our trustees are the beneficial owners of our Advisor. Each of our officers is an officer of Reit Management. The names and business addresses of our trustees and officers and their principal occupations and other affiliations during the last five years are set forth under "Management of the Fund" in the SAI.

Portfolio Managers

         Our portfolio managers are:

Barry M. Portnoy. Mr. Portnoy is one of our trustees and has been a portfolio manager and trustee of RMR Real Estate Fund since its inception in December 2003. He is also a Managing Trustee of HRPT Properties, Hospitality Properties and Senior Housing and he has held those positions since these companies began business in 1986, 1995 and 1999, respectively. Mr. Portnoy is also a director of Five Star Quality Care, Inc., a public company engaged in the senior care business, and has held this position since it was spun off from Senior Housing in 2001. He is also a Director and 50% beneficial owner of Reit Management and of our Advisor and a Vice President of our Advisor.

Thomas M. O'Brien. Mr. O'Brien is our President and has been the President and a portfolio manager of RMR Real Estate Fund since its inception. Mr. O'Brien joined Reit Management as a Vice President in April 1996. He has been President and a Director of our Advisor since its formation. Mr. O'Brien served as the Treasurer and Chief Financial Officer of Hospitality Properties from April 1996 until October 2002. Mr. O'Brien served as Executive Vice President of Hospitality Properties from October 2002 until December 2003.

Advisory Agreement

         Under our investment management agreement with our Advisor (the "Advisory Agreement"), our Advisor has agreed to provide us with a continuous investment program, to make day to day investment decisions for us and generally to manage our business affairs in accordance with our investment objectives and policies, subject to the general supervision of our board of trustees. Our Advisor also provides persons satisfactory to our board of trustees to serve as our officers. Our officers, as well as our other employees and trustees may be directors, trustees, officers or employees of our Advisor and its affiliates, including Reit Management.

         Pursuant to the Advisory Agreement, we have agreed to pay our Advisor a management fee for its investment management services computed at the annual rate of 0.85% of our managed assets (which includes assets attributable to fund preferred shares and the principal amount of borrowings), payable monthly. Assuming we borrow or issue fund preferred shares in the amount of 33 1/3% of our managed assets after such borrowings and/or issuance of fund preferred shares, the annual fee that we would pay to the Advisor would be 1.28% of net assets attributable to our common shares, i.e., not including amounts attributable to borrowings and/or fund preferred shares. For the first five years of our operation, our Advisor has contractually agreed to waive a portion of its management fee equal to 0.25% of our managed assets. Assuming we issue fund preferred shares or borrow in the amount of 33 1/3% of our managed assets, the fee waiver would be equal to 0.38% of our managed assets attributable to our common shares per year. Our Advisor has also agreed to pay all the organizational costs and the expenses of this offering, excluding the sales load, which exceed $0.04 per common share.

         In addition to the fee paid to our Advisor, we pay all other costs and expenses of our operations, including, but not limited to, compensation of our trustees (other than those affiliated with our Advisor), custodian, transfer agency and distribution disbursing expenses, rating agency fees, legal fees, costs of independent auditors, expenses of repurchasing shares, expenses in connection with any borrowings or other capital raising activities subsequent to this offering, expenses of being listed on a stock exchange, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, membership in investment company organizations, expenses to maintain and administer our dividend reinvestment plan and taxes, if any.

Administration Agreement

         Our Advisor performs administrative functions for us pursuant to an Administration Agreement. Under the supervision of our Advisor, State Street Bank and Trust Company has been selected as subadministrator to provide us with substantially all of our fund accounting and other administrative services, as more completely described in our SAI. Administrative costs are reimbursed to our Advisor and consist of out of pocket or other incremental expenses, including allocations of costs incurred by us, our Advisor and its affiliates and payments to State Street. The fee paid to State Street is computed on the basis of our managed assets at an annual rate equal to ___% of the first $250 million in assets, ___% of the next $250 million, ___% of the next $250 million and ___% of such assets in excess of $750 million with a minimum fee of $_______. State Street is paid monthly.

                                 NET ASSET VALUE

         Determinations of our common shares' net asset value are made in accordance with generally accepted accounting principles. We determine the net asset value of your common shares on each day the New York Stock Exchange is open for business, as of the close of the customary trading session (normally 4:00 p.m. eastern time), or any earlier closing time that day. We determine net asset value per common share by dividing the value of our securities, cash and other assets (including interest accrued but not collected) less all of our liabilities (including accrued expenses and distributions payable) and less the liquidation preference of fund preferred shares outstanding, if any, by the total number of common shares outstanding. We value portfolio securities for which market quotations are readily available at market value as indicated by the last sale price on the security's principal market on the date of valuation. If there has been no sale on that day, the securities are valued at the average of the closing bid and ask prices on that day. If no bid or asked prices are quoted on that day, the securities are then valued by methods as determined by our board of trustees in good faith to reflect fair market value. If events occur that materially affect the value of a security between the time trading ends in a security and the close of the customary trading session on the security's principal market, we may value that security at its fair value as determined in good faith by our board of trustees. We value money market investments maturing within 60 days of our purchase date on the amortized cost basis. We value all other securities and assets at their fair value. The effect of using fair value pricing is that your common shares' net asset value will be subject to the judgment of our board of trustees instead of being determined by the market.

         Depending on the applicable interest rate environment, any swap transaction that we enter into may have either a positive or negative value for purposes of calculating net asset value. Any cap transaction that we enter into may, depending on the applicable interest rate environment, have no value or a positive value. In addition, accrued payments to us under such transactions will be our assets and accrued payments by us will be our liability.

                                  DISTRIBUTIONS

         We intend to make regular quarterly distributions to you. We expect to declare our first distribution to you approximately 90 days, and pay you approximately 120 days, after the date of the initial closing of this offering. The amount of our distributions and our distributions policy will be subject to periodic review and change by our board of trustees based upon our performance, our expected performance and other factors considered from time to time.

         We expect to derive ordinary income primarily from distributions we receive on our owned REIT shares. We may also earn ordinary income from interest and from dividends we receive on other securities which we own. Our ordinary income will be reduced by the expenses we incur. The 1940 Act allows us to distribute ordinary income at any time and from time to time.

         A portion of the distributions we receive on our owned REIT shares may be classified by those REITs as capital gains or returns of capital. Capital gain or loss may also be generated by us when we sell our investments for amounts different than their adjusted tax basis. The 1940 Act does not permit us to distribute capital gain income more than once per year unless we obtain exemptive relief from the SEC.

Level Rate Dividend Policy

         We expect to make distributions to you in equal amounts each quarter. This is referred to as a "level rate dividend policy." Because the 1940 Act generally limits our distribution of capital gains to once per year and the Code limits our ability to retain capital gains, a level rate dividend policy may require us to make a distribution of capital gains to you during the last part of a calendar year which is larger than or in addition to the amount we expect we could maintain on a regular quarterly basis.

Managed Dividend Policy

         An application has been made to the SEC for exemptive relief under the 1940 Act which would allow us to implement a policy referred to as a "managed dividend policy." In effect, a managed dividend policy will allow us to allocate, shortly after the end of each year, portions of each distribution which are to be treated by you as ordinary income, capital gains, or otherwise. If relief is granted by the SEC and we adopt a managed dividend policy, it may have the effect of eliminating or reducing the distribution variability that can be associated with a level rate dividend policy. We believe that such a reduction in variability may make it possible for us to pay regular distributions which are higher than those we might pay under a level dividend policy and that a managed dividend policy will permit a fairer allocation to our shareholders of our periodic distributions among income and capital gains which is more in accord with our shareholders' normal expectations than may be possible under a level dividend policy. There is no guarantee that we will receive an exemptive order which permits a managed dividend policy, or if received that we will implement such a policy.

                           DIVIDEND REINVESTMENT PLAN

         We have adopted a dividend reinvestment plan (the "Plan") which is sometimes referred to as an "opt out plan." You will have all of your cash distributions invested in our common shares automatically unless you elect to receive cash. As part of this Plan, you will also have the opportunity to purchase additional common shares by submitting a cash payment for the purchase of such shares (the "Cash Purchase Option"). Your cash payment, if any, for the additional shares may not exceed $10,000 per quarter and must be for a minimum of $100 per quarter. EquiServe Trust Company, N.A. and EquiServe, Inc., an affiliate of EquiServe Trust Company, N.A. and a transfer agent registered with the SEC acting as service agent for EquiServe Trust Company, N.A., as agent for the common shareholders (together, the "Plan Agent"), will receive your distributions and your additional cash payments under the Cash Purchase Option and either purchase our common shares in the open market for your account or directly from us. If you elect not to participate in the Plan, you will receive all cash distributions in cash paid by check mailed to you (or, generally, if your shares are held in street name, to your broker) by EquiServe as our paying agent.

         If you decide to participate in the Plan, the number of common shares you will receive will be determined as follows:

         (1) If, on the payment date of the distribution, the market price per common share plus estimated per share brokerage commissions applicable to an open market purchase of common shares is below the net asset value per common share on that payment date, the Plan Agent will receive the distribution in cash and, together with your additional cash payments, if any, will purchase common shares in the open market, on the AMEX or elsewhere, for your account prior to the next ex-dividend date. It is possible that the market price for our common shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the distribution had been paid to you in common shares newly issued by us. In the event it appears that the Plan Agent will not be able to complete the open market purchases prior to the next ex-dividend date, we will determine whether to issue the remaining shares at the greater of (i) net asset value per common share at the time of purchase or (ii) 100% of the per common share market price at the time of purchase. Interest will not be paid on any uninvested amounts.

         (2) If, on the payment date of the distribution, the market price per common share plus estimated per share brokerage commissions applicable to an open market purchase of common shares is at or above the net asset value per common share on that payment date, we will issue new shares for your account, at a price equal to the greater of (i) net asset value per common share on that payment date or (ii) 95% of the per common share market price on that payment date.

         The Plan Agent maintains all shareholder accounts in the Plan (including all shares purchased under the Cash Purchase Option) and provides written confirmation of all transactions in the accounts, including information you may need for tax records. Common shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all common shares you have received or purchased under the Plan.

         You may withdraw from the Plan at any time by giving written notice to the Plan Agent. If you withdraw or the Plan is terminated, the Plan Agent will transfer the shares in your account to you (which may include a cash payment for any fraction of a share in your account). If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions to be paid by you.

         The Plan Agent's administrative fees will be paid by us. There will be no brokerage commission charged with respect to common shares issued directly by us. Each participant will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases of our shares pursuant to the Plan including the Cash Purchase Option. We may amend or terminate the Plan or the Cash Purchase Option if our board of trustees determines the change is warranted. However, no additional charges will be imposed upon participants by amendment to the Plan except after prior notice to Plan participants.

         Participation in the Plan will not relieve you of any federal, state or local income tax that may be payable (or required to be withheld) as a result of distributions you receive which are credited to your account under the Plan rather than paid in cash. The automatic reinvestment of distributions in our common shares will not relieve you of tax obligations arising from your receipt of distributions even though you will not receive any cash.

         All correspondence about the Plan should be directed to EquiServe Trust Company N.A., at P.O. Box 43010, Providence, RI 02940-3010 or by telephone at 1-800-426-5523.

                              DESCRIPTION OF SHARES

Common Shares

         Our declaration of trust authorizes our issuance of an unlimited number of common shares. Our common shares have a par value of $.001 per share. As of the date of this prospectus, there is one of our common shares outstanding, held by our Advisor. Our board of trustees may determine to issue additional common shares without shareholder approval. All common shares have equal rights to the payment of dividends and the distribution of assets upon liquidation. Our common shares will, when issued, be fully paid and non-assessable, and will have no pre-emptive or conversion rights or rights to cumulative voting.

         If fund preferred shares are outstanding, you, as a common shareholder, will not be entitled to receive any distributions from us unless all accrued and payable distributions on fund preferred shares have been paid, and unless asset coverage, defined in the 1940 Act, with respect to fund preferred shares is at least 200% after giving effect to your distributions. Similarly, if borrowings are outstanding, you, as a common shareholder, will not be entitled to receive any distributions from us unless asset coverage, as defined in the 1940 Act, with respect to outstanding borrowings is at least 300% after giving effect to your distributions.

         We intend to apply for the  listing  of our  common  shares on the AMEX
under the symbol  "    ".  We intend to hold  annual  meetings  of  shareholders
beginning in           .

         We expect our common shares' net asset value per share generally to increase when interest rates decline, and to decrease when interest rates rise, and that these changes are likely to be greater because we intend to have a leveraged capital structure. Typically, net asset value of your common shares is lower immediately following an offering due to sales load and offering costs. If and when we issue additional common shares or fund preferred shares, the net asset value of your common shares will be reduced by those underwriting fees and issuance costs.

         Unlike open end funds, closed end funds like us do not continuously offer shares and do not provide daily redemptions. Rather, if you determine to buy additional common shares or sell shares you already hold, you may do so by trading on the exchange through a broker or otherwise. Shares of closed end funds, like us, frequently trade on an exchange at prices lower than net asset value. Closed end fund shares like us that invest predominantly in real estate securities have during some periods traded at prices higher than net asset value and during other periods have traded at prices lower than net asset value.

         The market value of your common shares may be influenced by such factors as distribution levels (which are affected by income and expenses), dividend stability, portfolio quality, net asset value, relative demand for and supply of our shares in the market, general market and economic conditions, and other factors, many of which are beyond our control. We cannot assure you that your common shares will trade at a price equal to or higher than our net asset value. Our common shares are designed primarily for long term investors, and you should not view us as a vehicle for trading purposes.

Fund Preferred Shares

         Our declaration of trust authorizes our issuance of an unlimited number of fund preferred shares, in one or more series, with rights as determined by our board of trustees. Such shares may be issued by action of our board of trustees without your approval. The Fund will bear the costs associated with any issuance of fund preferred shares. As of the date of this prospectus, no preferred shares have been issued.

         Any offering of fund preferred shares will be subject to market conditions, our receipt of a credit rating from Moody's, S&P or Fitch at levels our board of trustees determines appropriate to effectively sell the fund preferred shares and to their continued belief that leveraging our capital structure through the issuance of fund preferred shares will benefit our shareholders. Although the terms of our fund preferred shares will be determined by our board of trustees (subject to applicable law and our declaration of trust), based upon present market conditions, we expect fund preferred shares which are issued may require cumulative distributions at rates determined over relatively shorter term periods (such as 7 or 28 days) and that this distribution rate will periodically be redetermined through an auction or remarketing procedure. Based upon our understanding of the present market for fund preferred shares issued by investment companies similar to us, we estimate that the preference on distribution, liquidation preference, voting rights and redemption provisions of our fund preferred shares would likely be as stated below:

Distribution Preference. Our fund preferred shares will have complete priority over our common shares regarding distributions. No distributions to our common shareholders will be permitted unless distributions to our fund preferred shareholders are current.

Liquidation Preference. In the event of our voluntary or involuntary liquidation, dissolution or the winding up of our affairs, holders of our fund preferred shares will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid distributions thereon, whether or not declared) before any distribution of assets is made to you as a common shareholder.

Voting Rights. Our fund preferred shares may be required to have equal voting rights with you, as a common shareholder. Except as otherwise indicated in this prospectus or the SAI and except as otherwise required by applicable law, holders of our fund preferred shares will vote together as a single class with you and our other common shareholders.

         We expect that holders of our fund preferred shares, voting as a separate class, will be entitled to elect at least two but less than a majority of our trustees. The remaining trustees will be elected by our common shareholders, as well as holders of our fund preferred shares, voting together as a single class. In the event that two full years of accrued distributions are unpaid on our fund preferred shares, the holders of all outstanding fund preferred shares, voting as a separate class, will be entitled to elect a majority of our trustees until all distributions in arrears have been paid or declared and set apart for payment. In order for us to take certain actions or enter into certain transactions, a separate class vote of holders of our fund preferred shares may be required, in addition to the combined class vote of the holders of our fund preferred shares and our common shares.

Redemption, Repurchase and Sale of Fund Preferred Shares. The terms of our fund preferred shares may provide that they are redeemable at certain times, in whole or in part, at the original purchase price per share plus accumulated distributions. The terms may also state that we may tender for or repurchase fund preferred shares.

Other Terms for Fund Preferred Shares. The foregoing description of fund preferred shares is based upon what we believe to be current market terms. However, if market conditions change we may decide to issue fund preferred shares on materially different terms. Our issuance of fund preferred shares will also be restricted by certain provisions of the 1940 Act. See "Use of Leverage" and "Risk Factors -- Leverage Risks."

                                   BORROWINGS

         Our declaration of trust authorizes us, without prior approval of our shareholders, to borrow money. We may issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) and may secure any such borrowings by mortgaging, pledging or otherwise subjecting all or substantially all our assets as security. Our declaration of trust authorizes our board of trustees to pledge all or substantially all our assets to secure our borrowings without shareholder approval. In connection with such borrowing, we may be required to maintain minimum average balances with the lender or to pay a commitment or other fees to maintain a line of credit. Any such requirements will increase the cost of borrowing over the stated interest rate.

Limitations. Borrowings by us are subject to certain limitations under the 1940 Act, including the amount of asset coverage required. In addition, agreements we enter into related to borrowings may also impose certain requirements, which may be more stringent than those imposed by the 1940 Act. See "Use of Leverage."

Distribution Preference. A lender's rights to receive interest on, and repayment of, principal of borrowings will be senior to your rights as a shareholder. The terms of our borrowings may contain provisions which limit our activities, including the payment of distributions to common shareholders, in some circumstances. See "Risk Factors -- Leverage Risks."

Voting Rights. The 1940 Act grants (in certain circumstances) our lenders voting rights in the event of default in the payment of interest on, or repayment of, principal. In the event that such provisions would impair our status as a regulated investment company under the Code, we, subject to our ability to liquidate our assets, intend to repay our borrowings.


                 CERTAIN PROVISIONS IN THE DECLARATION OF TRUST

         Under Massachusetts law, you, as a shareholder of a Massachusetts business trust, are entitled to the same limitations of liability as shareholders of private, for profit corporations. There is a remote possibility, however, that you could, under certain circumstances, be held liable for our obligations to the extent the courts of another state refused to recognize such limited liability in a controversy involving our obligations. Our declaration of trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument that we or our trustees enter. Our declaration of trust provides for indemnification out of our property of any shareholder held liable on account of being or having been our shareholder. Thus, the risk of your incurring financial loss due to shareholder liability is limited to circumstances in which a court refuses to recognize Massachusetts law concerning limited liability of shareholders of a Massachusetts business trust, we are unable to meet our obligations and the complaining party is held not to be bound by our disclaimer.

         Our declaration of trust contains provisions that could limit the ability of other entities or persons to acquire control of us or to convert us to an open end fund, including, but not limited to, the following:

         o Our board of trustees is divided into three classes having initial terms of one, two and three years, respectively. At each annual meeting of shareholders, the terms of only one class of trustees expires and new trustees are elected for terms of three years. This provision of our declaration of trust could delay for up to two years the replacement of a majority of our board of trustees.

         o The number of our trustees is currently five. However, our board of trustees may increase the number of trustees. Vacancies on our board of trustees, including vacancies caused by an expansion in our board of trustees, may be filled by a majority action of our trustees then in office. These provisions of our declaration of trust may prevent a change in the majority of our board of trustees for longer than two years.

         o Our trustees may only be removed from office for cause and by a vote of 75% of our shareholders, which were entitled to vote for election of such trustee.

         o Our declaration of trust contains provisions which restrict any one person or group of persons from owning more than 9.8% of our common shares by vote or by value.

         o The affirmative vote of 75% of our board of trustees and of 75% of each class of our shareholders entitled to vote on the matter is required to convert the Fund from a closed end to an open end investment company.

         o Except as otherwise provided in this prospectus, the following actions require the affirmative vote or consent of at least a majority of the trustees then in office and at least of 75% of our shareholders:

                           o the merger, consolidation, reorganization or recapitalization of the Fund to combine the Fund with another entity;

                           o the sale, lease or transfer of all or substantially all of our assets; or

                           o        the  liquidation or termination of the Fund;
                                    and

                           provided, further, if any of the foregoing actions are approved by 75% of our board of trustees then in office, then the shareholders vote required to accomplish these actions shall be eliminated unless such a vote is required by applicable law, and if applicable law requires shareholder approval, the vote required will be a majority of either (a) the voting shareholders or (b) the least amount permitted by applicable law.

         o Notwithstanding the above, only a majority vote of our board of trustees then in office is required to encumber, pledge or secure all or substantially all our assets in connection with our use of leverage.

         o The provisions of our declaration of trust, including those described above, may only be amended by the affirmative vote of a majority of our board of trustees then in office and 75% of all our shareholders; provided, however, that only a majority vote of our board of trustees is required to change the domicile of our existence without changing the substance of our declaration of trust; and, provided, further, that if the amendment is approved by 75% of our board of trustees then in office no shareholder approval will be required unless such a vote is required by applicable law, and if applicable law requires shareholder approval, the vote required will be a majority of voting shareholders or the least amount required, by applicable law.

         o Our declaration of trust and bylaws contain provisions which generally prevent shareholder nominations of trustees from being considered at shareholder annual meetings unless specified or requested information is provided and we receive notice of these matters at least 90 and not more than 120 days prior to the first anniversary of the preceding year's annual meeting. Shareholder nominations must also be made in compliance with other requirements for shareholder nominations set forth in our declaration or trust and bylaws. Shareholder nominations that meet the requirements of our declaration or trust and bylaws will not be included in our proxy for an annual meeting unless those nominations are also supported by our board of trustees, but they may be considered at the annual meeting whether or not they are supported by our board of trustees.

         o        Our  declaration  of  trust  and  bylaws  permit   shareholder
                  meetings to be called only by our board of trustees, subject to the provisions of applicable law.

         The votes required to approve our conversion from a closed end to an open end investment company or to approve transactions constituting a plan of reorganization are higher than those required by the 1940 Act.

         The provisions of our declaration of trust described above could have the effect of depriving you, as common shareholder, of opportunities to sell your shares at a premium over the then current market price of the common shares. These provisions may prevent a third party from obtaining control of us in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. They provide, however, the advantage of potentially requiring persons seeking control of us to negotiate with our management and board of trustees regarding the price to be paid and facilitating the continuity of our investment objectives and policies.

         There are other provisions of our declaration of trust and bylaws which may prevent a change of control or which you may believe are not in your best interests as a shareholder. You should read our declaration of trust and bylaws on file with the SEC for the full text of these provisions.

                            REPURCHASE OF FUND SHARES

         We are a closed end investment company and as such you will not have the right to cause us to redeem your shares. Instead, liquidity will be provided through trading in the open market. We may repurchase common shares on the open market in accordance with the 1940 Act and the rules and regulations thereunder, but we are under no obligation to do so.

                                   TAX MATTERS

         The following brief discussion of federal income tax matters assumes you are a U.S. shareholder and that you hold your shares as a capital asset. More information concerning the federal income tax consequences of acquiring, owning and disposing of our shares is included in the SAI.

         We intend to be qualified under the regulated investment company ("RIC") provisions of the Code, although we cannot give complete assurance that we will so qualify. A RIC must generally derive at least 90% of its gross income from investment activities and own a sufficiently diversified portfolio of securities. More information concerning our qualification and taxation as a RIC is included in the SAI.

         Distributions paid to you out of our "investment company taxable income" will generally be taxable to you as ordinary income to the extent of allocable earnings and profits. Distributions of net capital gain (the excess of net long term capital gain over net short term capital loss), if any, are taxable to you as long term capital gain, regardless of how long you have held your shares. We intend to distribute to our shareholders substantially all of our "investment company taxable income", as well as our net capital gain. A distribution of an amount in excess of allocable earnings and profits is treated as a nontaxable return of capital to the extent of your tax basis in your shares and reduces that basis, and any such distributions in excess of your basis are treated as if they were gains from a sale of your shares. This tax treatment of dividends and distributions will apply whether the amounts were paid to you in cash or reinvested in additional shares.

         A distribution will be treated as paid to you in the current calendar year if it is declared by us in and has a record date before the end of December of the current year and is paid by January 31 of the following year. Each year, we will notify you of the tax status of dividends and other distributions which we have paid.

         If you sell your shares, you may realize a capital gain or loss, which will be long term or short term generally depending on your holding period for the shares.

         We may be required to withhold U.S. federal income tax, currently at the rate of 28%, from distributions payable to you if:

         o        you  fail  to   provide   us  with   your   correct   taxpayer
                  identification number;

         o        you fail to make required certifications; or

         o you have been notified by the IRS that you are subject to backup withholding.

         Some of the distributions we make to you may be classified as ordinary income, long term capital gains, unrecaptured Section 1250 gains from the sale of real property, or nontaxable returns of capital. Because we intend that at least 75% of our total investments will be in the equity securities of REITs, the classification of our distributions to you will be in part determined by the classification of the distributions we receive from our REIT investments. After a calendar year-end, REITs often change the classification of the distributions they have made during that year, which might result at that time in our also having to re-classify some of the distributions we made to you. These changes would be reflected in a Form 1099, together with other tax information.

         The Jobs and Growth Tax Relief Reconciliation Act of 2003 reduced the maximum federal income tax rate to 15% on net capital gain recognized by individuals and "qualified dividend income" individuals receive from certain domestic and foreign corporations, sometimes referred to as QDI. If we make distributions of net capital gain, you will generally be eligible for the reduced rate. The reduced rate will also apply to capital gains recognized by individuals who sell common shares that they have held for more than one year. The reduced rate does not apply to short term capital gains. Under the act, the reduced rate will cease to apply for taxable years beginning after December 31, 2008. Dividends paid by REITs, which we expect to receive, generally are not QDI. Because dividends paid by a RIC generally are QDI only to the extent of the QDI received by the RIC, we anticipate that most of the dividends that we distribute to you will not be QDI and that therefore the reduced 15% rate generally will not apply to these dividends (other than distributions of net capital gain). You should consult with your tax advisor to determine the consequences of these tax law changes.

         Our distributions to you may also be subject to state and local taxes. You should consult with your own tax advisor regarding your particular tax consequences of investing in the Fund.

                                  UNDERWRITING

         We intend to offer the shares  through the  underwriters  named  below.
           is acting as representative of the underwriters. Subject to the terms and conditions described in an underwriting agreement among us and the underwriters, we have agreed to sell to the underwriters, and the underwriters severally have agreed to purchase from us, the number of shares listed opposite their names below.


                                                             Number of
     Underwriter                                               Shares








     Total...............................................





         The underwriters have agreed to purchase all of the shares sold under the underwriting agreement if any of these shares are purchased. If an underwriter defaults, the underwriting agreement provides that the purchase commitments of the non-defaulting underwriters may be increased or the underwriting agreement may be terminated.

         We have agreed to indemnify the underwriters and their controlling persons against certain liabilities, including liabilities under the Securities Act of 1933, or to contribute to payments the underwriters may be required to make in respect of those liabilities.

         The underwriters are offering the shares, subject to prior sale, when, as and if issued to and accepted by them, subject to approval of legal matters by their counsel, including the validity of the shares, and other conditions contained in the underwriting agreement, such as the receipt by the underwriters of officers' certificates and legal opinions. The underwriters reserve the right to withdraw, cancel or modify offers to the public and to reject orders in whole or in part.

Commissions and Discounts

         The underwriter's representative has advised us that the underwriters propose initially to offer the shares to the public at the public offering price on the cover page of this prospectus and to dealers at that price less a
concession  not in excess of  $            per  share.  The total  sales load of
$           per share is equal to           % of the initial  offering price and
will be paid by you. The underwriters may allow, and the dealers may reallow,  a
discount  not in excess of  $            per share to other  dealers.  After the
offering, the public offering price, concession, discount and other selling terms may be changed. Certain dealers acting in the capacity of subunderwriters may receive additional compensation for acting in that capacity.

         The following table shows the public offering price, sales load and proceeds before our expenses. The information assumes either no exercise or full exercise by the underwriters of their over-allotment option to purchase additional shares.


                                                                                  Per Share       Without Option        With Option

Public offering price......................................................          $20.00 $                     $
Sales load.................................................................  $              $                     $
Proceeds, before expenses, to us...........................................  $              $                     $


         The expenses of the offering,  not including the underwriting discount,
are estimated at $          , or $          , if the underwriters exercise their
over allotment option.

         Our  Advisor,  and not the Fund,  has  agreed to pay to              an
annual fee equal to            %  of the Fund's  net  assets  (including  assets
attributable to Fund preferred shares that may be outstanding). This fee will be paid quarterly in arrears during the term of our advisory contract, and any renewal thereafter, with the Advisor. The aggregate fees paid during the term of the contract plus reimbursement of legal expenses of the underwriters will not exceed 4.5% of the total price of the common shares in this offering.

Over allotment Option

         We have  granted  an  option  to the  underwriters  to  purchase  up to additional shares at the public offering price less the underwriting discount. The underwriters may exercise this option for 45 days from the date of this prospectus solely to cover any over allotments. If the underwriters exercise this option, each will be obligated, subject to conditions contained in the underwriting agreement, to purchase a number of additional shares proportionate to that underwriter's initial amount reflected in the above table.

No Sales of Similar Securities

         We and our Advisor have agreed that, for a period of 90 days from the date of this prospectus, we will not, without the prior written consent of the representative on behalf of the underwriters, dispose of any of our common shares or any securities convertible into or exchangeable for our common shares.
          , in its sole discretion, may release any of the securities subject to these agreements at any time without notice. Prior to this offering there has been no public market for our common shares. Consequently, the initial public offering price for our common shares was determined by negotiation among us, our Advisor and the representative of the underwriters. There can be no assurance, however, that the price at which the common shares will sell in the public market after this offering will not be lower than the price at which they are sold by the underwriters or that an active trading market in our common shares will develop and continue after this offering.

American Stock Exchange Listing

         We intend to apply to list our shares on the AMEX under the symbol " ". In connection with the requirements for listing our common shares on the AMEX, the underwriters have undertaken to sell lots of 100 or more common shares to a minimum of 2,000 beneficial owners in the United States. The minimum investment requirement is 100 common shares.

Expenses

         Our Advisor will pay in connection with this offering all of the organizational and offering expenses, excluding the sales load, which exceed $0.04 per common share.

Price Stabilization and Short Positions

         Until the distribution of the shares is completed, SEC rules may limit underwriters and selling group members from bidding for and purchasing our common shares. However, the representative may engage in transactions that stabilize the price of our common shares, such as bids or purchases to peg, fix or maintain that price.

         If the underwriters create a short position in our common shares in connection with the offering, i.e., if they sell more shares than are listed on the cover of this prospectus, the representative may reduce that short position by purchasing shares in the open market. The representative may also elect to reduce any short position by exercising all or part of the overallotment option described above. Purchases of our common shares to stabilize its price or to reduce a short position may cause the price of our common shares to be higher than it might be in the absence of such purchases.

         Neither we nor any of the underwriters makes any representation or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of our common shares. In addition, neither we nor any of the underwriters makes any representation that the representative will engage in these transactions or that these transactions, once commenced, will not be discontinued without notice.

Other Relationships

         We anticipate that from time to time some of the underwriters may act as brokers or dealers in connection with the execution of our portfolio transactions after they have ceased to be underwriters and, subject to certain restrictions, may act as brokers while they are underwriters. The representative of the underwriters or certain other underwriters may also act as underwriters of our fund preferred shares or our debt securities or as lenders or provide other services to us.

         Some of the underwriters and their affiliates have provided and may in the future provide various investment banking and financial advisory services from time to time to affiliates of the Advisor.

         Prior to the public offering of our common shares, the Advisor has purchased __________ common shares from us for a purchase price of $20 each to satisfy the net worth requirements of Section 14(a) of the 1940 Act.

Business Address of Representative

         The principal business address of _______________________ is ______.

                          CUSTODIAN AND TRANSFER AGENT

         Our custodian is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Our custodian performs custodial, fund accounting and portfolio accounting services for us. Our Transfer Agent is Shareholder Service Center, c/o EquiServe Trust Company, N.A., 150 Royall Street, Canton, Massachusetts 02021.

                                  LEGAL MATTERS

         Certain legal matters in connection with our common shares will be passed upon for us by Sullivan & Worcester LLP. Sullivan & Worcester LLP also acts as legal counsel to our Advisor, Reit Management and their affiliates.

         Certain  legal  matters  will be passed  upon for the  underwriters  by
          .

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


                                                                            Page

General Information....................................................        2
Additional Information About Investment Policies and Restrictions......        2
Management of the Fund.................................................        6
Compensation of Trustees...............................................       10
Administrative Services................................................       10
Portfolio Transactions and Brokerage...................................       11
Determination of Net Asset Value.......................................       12
Tax Matters............................................................       13
Performance Information................................................       16
Experts................................................................       17
Additional Information.................................................       17
Appendix A - Description of Ratings....................................      A-1

                                           Shares

                                  Common Shares

                                  -----------

                             PRICE $20.00 PER SHARE

                                   -----------
























                                    --------

                                   PROSPECTUS

                                    --------

                                          , 2004

                       STATEMENT OF ADDITIONAL INFORMATION



                         RMR REAL ESTATE SECURITIES FUND
                 400 CENTRE STREET, NEWTON, MASSACHUSETTS 02458
                                 (617) 332-9530



The information in this Statement of Additional Information is not complete and may be changed. We may not sell securities until a registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell securities and is not soliciting an offer to buy securities in any state where the offer or sale is not permitted.

This Statement of Additional Information, or SAI, is not a prospectus, but should be read in conjunction with the prospectus of RMR Real Estate Securities Fund, dated , 2004, as supplemented from time to time. This SAI is incorporated by reference in its entirety into the prospectus. Copies of the SAI and prospectus may be obtained free of charge by writing to us or calling us at the address shown above or telephone number . You may also obtain a copy of our prospectus and SAI on the SEC's website (http://www.sec.gov).

Subject to Completion __________, 2004.

                                TABLE OF CONTENTS

                                                                            PAGE

General Information......................................................      2
Additional Information About Investment Policies
  and Restrictions.......................................................      2
Management of the Fund...................................................      6
Compensation of Trustees.................................................     10
Administrative Services..................................................     10
Portfolio Transactions and Brokerage.....................................     11
Determination of Net Asset Value.........................................     12
Tax Matters..............................................................     13
Performance Information..................................................     16
Experts..................................................................     17
Additional Information...................................................     17
Appendix A - Description of Ratings......................................    A-1





                               GENERAL INFORMATION

RMR Real Estate Securities Fund ("we", "us" or the "Fund") is a newly organized, non-diversified, closed end management investment company organized as a Massachusetts business trust. The information contained in this SAI supplements our prospectus. Terms used but not defined in this SAI have the same meaning as in the prospectus. You should not invest in our shares before first reading our prospectus.

ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES AND Restrictions

Our material investment objectives, restrictions, policies and techniques are described in our prospectus. We have also adopted other policies and investment restrictions, as described below. Except as specifically stated, our investment policies and restrictions are not fundamental and may be changed by our board of trustees without the approval of the shareholders; however, we will not change our investment policies or restrictions without written notice to shareholders. Our investment objectives are fundamental policies and cannot be changed without a vote of our shareholders.

U.S. Government Obligations

We may periodically invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. These include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their face value, and may exhibit greater price volatility than interest bearing securities since investors receive no payment until maturity. U.S. Government agencies and instrumentalities include entities having varying levels of support from the U.S. Treasury; sometimes these entities are: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right to borrow from the Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iv) supported only by the credit of the instrumentality chartered by the U.S. Government.

Cash Reserves

Our cash reserves, which may be held for defensive reasons or to provide sufficient flexibility to take advantage of new opportunities for investments and for other cash needs, may be invested in money market instruments.

Money market instruments in which we may invest will include U.S. Government obligations which are subject to repurchase agreements. Repurchase agreements may be entered into with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in U.S.
Government securities. Other acceptable money market instruments include commercial paper rated investment grade by any one nationally recognized rating agency, such as Moody's, S&P or Fitch, certificates of deposit or bankers' acceptances issued by domestic banks having total assets in excess of one billion dollars, and money market mutual funds.

In the event that a vendor should default on our repurchase obligation, we might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes bankrupt, we may be delayed or may incur costs or possible losses of principal and income in selling the collateral.

Repurchase Agreements

To invest temporarily available cash, we may enter into repurchase agreements. A repurchase agreement requires us to purchase securities subject to our simultaneous agreement to resell and redeliver these securities to a counterparty, who agrees to buy the securities from us at a fixed price and future time. Repurchase agreements may be considered loans to the counterparty, collateralized by the underlying securities. In entering into a repurchase agreement for us, our Advisor will evaluate and monitor the creditworthiness of the vendor. The principal risk to the Fund in investing in repurchase agreements is the inability of the counterparty to pay the agreed upon sum on the repurchase date; in the event of a default, the repurchase agreement provides us the right to sell the underlying collateral. If the value of the collateral declines after we enter a repurchase agreement, or if the seller defaults, we could incur a loss of both principal and interest. Our Advisor monitors the value of the repurchase agreement collateral in an effort to determine that the value of the collateral at least equals the agreed upon repurchase price to be paid to us. Our right to sell the repurchase agreement collateral after a counterparty default could be delayed or impaired in the event of bankruptcy of the counterparty.

Futures Contracts and Options on Futures Contracts

We may contract for the purchase or sale with future delivery ("futures contracts") of securities, aggregates of debt securities and financial indices, and options thereon in connection with our hedging and other risk management strategies. We will enter futures contracts only for bona fide hedging, risk management and other appropriate portfolio management purposes. Our futures contracts, if any, will be in accord with the rules and regulations of the Commodity Futures Trading Commission.

The principal risks to the Fund relating to the use of futures contracts principally arise from changes in the market value of the securities or instruments underlying the futures contract, possible lack of a liquid market for closing out or selling a futures contract position and the possibility that a futures contract will give rise to an obligation of the Fund to meet margin, collateral or other payment requirements.

Foreign Securities

We will not invest more than 10% of our managed assets in securities of companies not based in the U.S. unless those securities are denominated in U.S. dollars and are regularly traded in the U.S. Foreign securities can be negatively affected by factors not present in securities of U.S. based companies, such as: currency exchange rates, political and economic conditions, laws which restrict foreign ownership of real estate, less stringent securities regulations and greater market volatility. We have no present plans to invest in foreign securities.

Zero Coupon Securities

We may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security and the perceived credit quality of the issuer.

Zero coupon securities are required to be redeemed by the issuer at face value at maturity. The discount on zero coupon securities ("original issue discount" or "OID") must be taken into income by us as it accrues prior to the receipt of any actual payments. Because we must distribute substantially all of our investment company taxable income (including its accrued original issue discount) to our shareholders each year for federal income and excise tax purposes, we may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or to increase our use of leverage, to satisfy our distribution requirements.

The market prices of zero coupon securities are more volatile than the prices of securities that pay interest periodically. The market prices of zero coupon securities respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate the reinvestment risk and lock in a rate of return to maturity.

Portfolio Turnover Rate

Our turnover rate is calculated by dividing the proceeds from our sales of securities (or the cost of those securities, if lower) that had an original maturity or expiration date of more than one year at the time of acquisition during a year by the average month end value of all of our investments during that year that also had an original maturity or expiration date of more than one year at the time of acquisition. Under normal conditions, we do not intend to engage in trading activities for the purpose of realizing short term gains. Rather, we intend to purchase and sell securities to accomplish our investment objectives and in consideration of our then current view of prevailing or anticipated market and other conditions that we believe may impact the value of those securities. For example, we may sell portfolio assets in anticipation of changes in interest rates generally, or in anticipation of changes in the business or prospects for a specific issuer of securities. Higher turnover rates generally will result in increased transaction costs. Transaction costs reduce net asset value. Although there can be no assurance in this matter, we do not expect that our turnover rate under normal market conditions will be greater than 50%.

Investment Restrictions

We have adopted investment restrictions limiting our activities. Specifically, we:

     1. will not issue senior securities (including borrowing money for other than temporary purposes) except in conformity with the limits of the 1940 Act; or pledge our assets other than to secure such issuances or borrowings or in connection with permitted investment strategies;

     2. will not borrow in excess of 33 1/3% of our total assets (including the amount of borrowings) minus liabilities (other than the amount of borrowings), except that we may borrow up to an additional 5% of our total assets for temporary purposes;

     3. will not act as an underwriter of securities issued by other persons, except insofar as we may be deemed an underwriter in connection with the disposition of securities;

     4. will not purchase or sell real estate or mortgages on real estate, except that we may invest in securities of companies that deal in real estate or are engaged in the real estate business, including REITs, and securities secured by real estate or such interests and we may hold and sell real estate or mortgages on real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of our ownership of such securities;

     5. will not purchase or sell commodities or commodities contracts but we may purchase or sell financial contracts including, but not limited to, interest rate or currency hedges;

     6. will not make loans to other persons except by the lending of our securities, through the use of repurchase agreements and by the purchase of debt securities;

     7. will make investments that will result in concentration (25% or more of the value of our investments) in the securities of issuers primarily engaged in the real estate industry and not in any other industry, provided, however, this does not limit our investments in
          (i) U.S. Government obligations, or (ii) other obligations issued by governments or political subdivisions of governments;

     8. will invest, under normal market conditions, at least 80% of the value of our managed assets in securities issued by real estate companies unless we provide our shareholders with at least 60 days' prior written notice in compliance with SEC rules;

     9. will not invest in puts, calls, straddles, spreads or any combination thereof, representing more than 10% of our managed assets;

     10. will not enter into short sales representing more than 5% of our managed assets; and

     11. will not invest in oil, gas or other mineral exploration programs, development programs or leases, except that we may purchase securities of companies engaging in whole or in part in such activities.

Policies numbered 1 through 7, above, are fundamental policies of ours. A fundamental policy may not be changed without the vote of a majority of our outstanding voting securities, as defined under the 1940 Act. Unless the definition is changed by amendment to the 1940 Act, "majority of the outstanding voting securities" means the lesser of (1) 67% or more of the shares present at a meeting of our shareholders, if the holders of more than 50% of our outstanding shares are present or represented by proxy, or (2) more than 50% of our outstanding shares. Our non-fundamental policies may be changed by vote of a majority of our board of trustees.

                             MANAGEMENT OF THE FUND

The overall management of our business and affairs is the responsibility of our board of trustees. Our board of trustees is classified with respect to trustees terms into three classes -- Class I, Class II and Class III -- with the trustees in each Class to hold office until their successors are elected and qualified. Each member of our board of trustees in Class I will hold office until the annual meeting of shareholders in 2006, each member of the board of trustees in Class II will hold office until the annual meeting of shareholders in 2007, and each member of the board of trustees in Class III will hold office until the annual meeting of shareholders in 2008. At each annual meeting of the shareholders, the successors to the class of trustees whose term expires at that meeting will be elected to hold office for a term expiring at the later of the annual meeting of shareholders held in the third year following the year of their election or the election and qualification of their successors. The terms of our trustees are staggered, but election of our trustees is non-cumulative.

Holders of a plurality of our common shares and holders of a plurality of our fund preferred shares, voting together, will elect trustees to fill the vacancies of trustees whose term expires at each annual meeting of shareholders. While fund preferred shares are outstanding, fund preferred shareholders will also be entitled to elect two trustees. Fund preferred shareholders will be entitled to elect a majority of our trustees under certain circumstances.

Our trustees will meet periodically throughout the year to oversee our activities reviewing, among other things, our performance and the contractual engagements with our various service providers. Management of our day to day operations is delegated to our officers and our Advisor, subject always to our investment objectives and policies and to the general supervision of our board of trustees.

Trustees and Officers

Our trustees and officers, their ages, and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 400 Centre Street, Newton, Massachusetts 02458. Each trustee who is deemed an "interested person" as defined in the 1940 Act is indicated by an asterisk. Each trustee who is not an "interested person" as defined in the 1940 Act is referred to as a "disinterested trustee."

                                                                                                                Number of
                              Position(s) Held with        Principal Occupation(s)                              Portfolios in Fund
Name, Address                 Fund and Term of Office      During Past 5 Years and                              Complex Overseen
(Age)                         and Length of Time Served    Other Directorships Held by Trustee                  by Trustee
----------------------------  ---------------------------  ---------------------------------------------------  --------------------

Interested Trustees

Barry M. Portnoy *            Class III Trustee to         Chairman of Reit Management & Research LLC - 1986             2
(58)                          serve until 2008.            to present;
                              January 2004 to present.     Director and Vice President of our Advisor - July
                                                           2002 to present;
                                                           Managing Trustee of RMR Real Estate Fund - July
                                                           2002 to present;
                                                           Managing Director of Five Star Quality Care, Inc. -
                                                           2001 to present;
                                                           Managing Trustee of Senior Housing Properties
                                                           Trust - 1999 to present;
                                                           Managing Trustee of Hospitality Properties Trust -
                                                           1995 to present;
                                                           Managing Trustee of HRPT Properties Trust - 1986
                                                           to present.

Gerard M. Martin *            Class II Trustee to serve    Director of Reit Management - 1986 to present;                2
(69)                          until 2007.                  Director and Vice President of our Advisor - July
                              January 2004 to present.     2002 to present;
                                                           Managing Trustee of RMR Real Estate Fund - July
                                                           2002 to present;
                                                           Managing Director of Five Star Quality Care, Inc.
                                                           - 2001 to present;
                                                           Managing Trustee of Senior Housing Properties Trust
                                                           - 1999 to present;
                                                           Managing Trustee of Hospitality Properties Trust -
                                                           1995 to present;
                                                           Managing Trustee of HRPT Properties Trust - 1986 to
                                                           present.

Disinterested Trustees        [TO BE ADDED]




----------------
    *  Indicates a trustee who is an "interested person" of the Fund as defined by the 1940 Act by virtue of control of our Advisor.

Executive Officers

Thomas M. O'Brien             President.                   President and Director of our Advisor - July 2002
(37)                          January 2004 to present.     to present;
                                                           President of RMR Real Estate Fund - July 2002 to
                                                           present;
                                                           Vice President of Reit Management - April 1996 to
                                                           present;
                                                           Treasurer and Chief Financial Officer, Hospitality
                                                           Properties Trust - April 1996 to October 2002;
                                                           Executive Vice President, Hospitality Properties
                                                           Trust - October 2002 to December 2003.
Mark L. Kleifges              Treasurer.                   Vice President of Reit Management - 2002 to present;
(43)                          January 2004 to              Treasurer of RMR Real Estate Fund - November 2003
                              present.                     to present;
                                                           Vice President of our Advisor - December 2003 to
                                                           present;
                                                           Treasurer and Chief Financial Officer, Hospitality
                                                           Properties Trust - 2002 to present;
                                                           Partner, Arthur Andersen LLP - 1993-2002.

Jennifer B. Clark             Secretary.                   Vice President of Reit Management - 1999 to present;
(42)                          January 2004 to present.     Secretary of RMR Real Estate Fund and Clerk of our
                                                           Advisor - July 2002 to present;
                                                           Vice President of HRPT Properties Trust - 1999 to
                                                           present;
                                                           Partner, Sullivan & Worcester LLP - 1997 to 1999.

                                       7

John C. Popeo                 Vice President. January      Treasurer of Reit Management - 1997 to present.
(43)                          2004 to present.             Treasurer of RMR Real Estate Fund - July 2002 to
                                                           November 2003;
                                                           Vice President of RMR Real Estate Fund - November
                                                           2003 to present;
                                                           Treasurer of our Advisor - July 2002 to present;
                                                           Treasurer and Chief Financial Officer of HRPT
                                                           Properties Trust - 1997 to present;
                                                           Vice President and Controller of The Beacon
                                                           Companies - 1996 to 1997.

Adam D. Portnoy (33)          Vice President.              Vice President of Reit Management - September 2003
                              January 2004 to present.     to present;
                                                           Vice President of our Advisor - December 2003 to
                                                           present;
                                                           Executive Vice President of HRPT Properties Trust -
                                                           December 2003 to present;
                                                           Senior Investment Officer, International Finance
                                                           Corporation - June 2001 - July 2003;
                                                           Vice President, ABN AMRO Investment Banking -
                                                           January 2001 - May 2001;
                                                           President and CEO, Surfree.com, Inc. - June 1997 -
                                                           June 2000.

Each of our executive officers is elected annually at the meeting of our board of trustees immediately following our annual meeting of shareholders. All our executive officers serve at the discretion of our board of trustees.


Committees of the Board

We will have an Audit Committee consisting of all of the disinterested trustees. The Audit Committee's functions are to: engage independent accountants to conduct an annual audit of our financial statements; review with the independent accountants the outline, scope and results of our annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, our Audit Committee will meet with the independent accountants and representatives of management to review accounting activities and our financial reporting and controls.

We will have a Nominating Committee and a Compensation Committee, each consisting of all of the disinterested trustees. The function of the Nominating Committee is to recommend candidates for election to our board of trustees as disinterested trustees. The Nominating Committee considers nominations by shareholders as provided by our declaration of trust and bylaws. See "Certain Provisions of the Declaration of Trust" in the prospectus. The function of the Compensation Committee is to annually review our agreement with our Advisor and determine the fees paid to our trustees, our Advisor as well as any other compensation paid to our Advisor and its affiliates.

We will have a Valuation Committee consisting of Messrs. Portnoy, Martin and O'Brien, and the Advisor's personnel as are deemed necessary by these identified members from time to time. Our Valuation Committee determines the value of any of our securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided.

Approval of Investment Management Agreement

     As described in the prospectus, we and our Advisor are parties to an investment management agreement (the "Advisory Agreement"). Our board of trustees, including a majority of our disinterested trustees, has the responsibility under the 1940 Act to approve the Advisory Agreement, and prior to commencement of the Fund's operations, will consider approval for an initial two year term commencing on the effective date of the Fund's Registration Statement and will do so annually thereafter. In determining to approve the Advisory Agreement, our trustees are expected to review materials provided by the Advisor and consider: (1) the level of fees and estimated expense ratio of the Fund as compared to competitive funds of a comparable size; (2) the nature and quality of the services rendered by the Advisor recognizing, in particular, the expertise of affiliates of the Advisor in managing REITs; (3) anticipated benefits derived by the Advisor from its relationship with the Fund, (4) the costs of providing services to the Fund; (5) the anticipated profitability of the Fund to the Advisor, and (6) the benefits, in particular the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934 which may be derived by the Advisor as a result of allocation of our brokerage transactions. They also are expected to consider that the Advisor has agreed to pay all offering costs, other than the sales load, that exceeded an amount equal to $0.04 per common share.

Trustee Ownership

The following table sets forth, for each trustee, the aggregate dollar range of our equity securities beneficially owned as of January 21, 2004. The information as to beneficial ownership is based on statements furnished to us by each trustee.

                                    Dollar Range of Equity
                                    Securities in the Fund
     Name of Trustee                as of January 21, 2004
     -----------------------------  ----------------------------------
     Barry M. Portnoy               from $1 - $10,000 (1)
     Gerard M. Martin               from $1 - $10,000 (1)

     (1) Consists of one share owned by our Advisor.

Principal Shareholders

Since our inception, and until completion of this offering, our Advisor, which is beneficially owned by Messrs. Portnoy and Martin, owns 100% of us. To our knowledge, after completion of this offering, none of our trustees will own 1% or more of our outstanding common shares, and our officers and trustees will own, as a group, less than 1% of our outstanding common shares.

After completion of this offering, no person, to our knowledge, will own beneficially more than 5% of our common shares.

Proxy Voting Polices and Procedures

The Fund has adopted policies and procedures for voting proxies solicited by issuers whose securities are held by the Fund. The Fund's policies and procedures will be implemented by the Advisor. The vote with respect to most routine issues presented in proxy statements is expected to be cast in accordance with the position of the issuer's management, unless it is determined by the Advisor or the board of trustees of the Fund that supporting management's position would adversely affect the investment merits of owning the issuer's security. However, each issue will be considered on its own merits, and a position of management found not to be in the best interests of the Fund's shareholders will not be supported.

Proxies solicited by issuers whose securities are held by the Fund will be voted solely in the interests of the shareholders of the Fund. Any conflict of interest will be resolved in the way that will most benefit the Fund and its shareholders. The Advisor shall not vote proxies for the Fund until it has determined that a conflict of interest does not exist, is not material or a method of resolving such conflict of interest has been agreed upon by the board of trustees. If the conflict of interest is determined to be material, the conflict shall be disclosed to the board of trustees and the Advisor will follow the instructions of the board of trustees.

                            COMPENSATION OF TRUSTEES

We will pay each trustee who is not an interested person a fee of $10,000 per year plus $1,000 per trustees' meeting attended in person or by telephone, together with out of pocket expenses relating to attendance at such meetings. In addition, the trustee members of our Committees who are not interested persons will receive $1,000 for each Committee meeting attended, other than meetings held on days on which there is also a board of trustees' meeting or another Committee meeting for which they are paid. Trustee compensation may be adjusted from time to time. Our trustees will receive no pension or retirement benefits from us.

During the year ended December 31, 2003, the trustees of the Fund did not receive any compensation for serving as our trustees. Set forth in the table below are amounts received by or owed to the following persons during the year ended December 31, 2003, for serving as trustees of an affiliated investment company.

  --------------------  --------------------------  ---------------------------
                                                      Total Compensation from
     Name of Trustee      Compensation from Fund       Fund and Fund Complex
  --------------------  --------------------------  ---------------------------
    Barry M. Portnoy                $0                          $0
  --------------------  --------------------------  ---------------------------
    Gerard M. Martin                $0                          $0
  --------------------  --------------------------  ---------------------------


                             ADMINISTRATIVE SERVICES

In addition to the Investment Advisory Agreement described in our prospectus, we have entered into an Administration Agreement with our Advisor. Pursuant to this Administration Agreement, our Advisor performs administrative and accounting functions for us, including: (i) providing office space, telephones, office equipment and supplies for us; (ii) authorizing expenditures and approving bills for payment on our behalf; (iii) supervising preparation of the periodic updating of our registration statement, including our prospectus and SAI, for the purpose of filings with the SEC and state securities regulators and monitoring and maintaining the effectiveness of such filings, as appropriate;
(iv) preparation of periodic reports to our shareholders and filing of these reports with the SEC, and other forms filed with the SEC, notices of dividends, capital gains distributions and tax credits and attending to routine correspondence and other communications with shareholders; (v) supervising the daily pricing of our investment portfolio and the publication of the net asset value of our shares, earnings reports and other financial data; (vi) monitoring relationships with organizations providing services to us, including our attorneys, accountants, custodian, transfer agent and printers; (vii) supervising compliance by us with record keeping requirements under the 1940 Act and regulations thereunder; (viii) maintaining books and records for us (or causing their maintenance by the custodian and transfer agent); (ix) preparing and filing of tax reports; and (x) monitoring our compliance with the Code. Our Advisor also provides us with such personnel as we may from time to time request for the performance of clerical, accounting and other office services described above, as well as coordinating matters with our sub-administrator, transfer agent, custodian and dividend reinvestment plan agent. The personnel rendering these services, who may act as our officers, may be employees of the Advisor or its affiliates.

Pursuant to the Administration Agreement and with the approval of our board of trustees, our Advisor has chosen State Street Bank and Trust Company as sub-administrator. Under the sub-administration agreement, State Street Bank is responsible for performing most of the foregoing administrative functions, including: (i) determining our net asset value and preparing these figures for publication; (ii) maintaining certain of our books and records that are not maintained by the Advisor, custodian or transfer agent; (iii) preparing financial information for our income tax returns, proxy statements, shareholders reports and SEC filings; and (iv) responding to some shareholder inquiries.

For reviewing the work performed by State Street Bank and for performing administrative services not provided by State Street Bank, we do not pay our Advisor any fee in addition to its advisory fees. Instead, under our Administration Agreement, we reimburse our Advisor for its costs of these services, including the monthly fees paid to State Street which are described in the prospectus under its sub-administration agreement and a reasonable allocation of the costs of goods and services provided by our Advisor and its affiliates to us and to third parties.

Code of Ethics

We and our Advisor have adopted codes of ethics in compliance with Rule 17j-1 under the 1940 Act. These codes, among other things, restrict management personnel investments in REITs and real estate securities, including investments in initial public offerings and in private placements. Generally, these restrictions prohibit management personnel and our trustees from purchasing or selling any security if they knew or reasonably should have known at the time of the transaction that, within the most recent 15 days, we had been considering for purchase or sale, or are purchasing or selling such security. Restricted investments generally require pre-approval by an officer, committee or our board of trustees as deemed appropriate by the board of trustees. Text only versions of the codes of ethics can be viewed online or downloaded from the EDGAR database on the SEC's internet web site at http://www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the codes of ethics may be obtained by forwarding a written request, together with the appropriate duplicating fee, to the SEC's Public Reference Section, 450 5th St., N.W., Washington, DC 20549-0102, or by e-mail request at http://www.publicinfo@sec.gov.

Privacy Policy

We are committed to maintaining your privacy and to safeguarding your nonpublic personal information.

We do not receive any nonpublic personal information relating to you if you purchase shares through an intermediary that acts as the record owner of our shares. If you are the record owner of our shares, we may receive nonpublic personal information on your account documents or other forms and also have access to specific information regarding your fund share transactions, either directly or through EquiServe Trust Company, N.A., our transfer agent and Plan Agent.

We do not disclose any nonpublic personal information about you or any former shareholders to anyone, except as permitted by law or as is necessary to service your account. We restrict access to nonpublic personal information about you to our employees with a legitimate business need for the information.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the supervision of our board of trustees, decisions to buy and sell securities for us and negotiation of the brokerage commissions which we pay are made by our Advisor. Transactions on U.S. stock exchanges involve our payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over the counter market but the price we pay usually includes an undisclosed dealer commission or mark up. In certain instances, we may make purchases of underwritten issues at prices which include underwriting fees.

Subject to the supervision of our board of trustees, our Advisor is authorized, for the purchase and sale of our portfolio securities, to employ such securities dealers and brokers and to negotiate brokerage commissions on our behalf as may, in the judgment of the Advisor, implement our policy of obtaining the best net results taking into account such factors as: the net price available; the reliability, integrity and financial condition of the broker; the size of and difficulty in executing the order; and the value of the expected contribution of the broker to our investment performance on a continuing basis. Accordingly, the cost of the brokerage commissions to us in any transaction may be greater than available from other brokers if the difference is reasonably justified by other aspects of the portfolio services offered. For example, our Advisor may cause us to pay a broker that provides research services to our Advisor an amount of commission for a transaction in excess of the amount of commission another broker would have charged for that transaction, if our Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or our Advisor's ongoing responsibilities to us. Moreover, research and investment information may be provided by brokers at no cost to our Advisor and this information will be available to benefit us and any other accounts advised by our Advisor and its affiliates. In that case, not all of the information will be used for our benefit. While broker provided services and information may be useful in varying degrees and may tend to reduce our Advisor's expenses, it is not possible to estimate its value and in the opinion of our Advisor it does not reduce our Advisor's expenses in a determinable amount. The extent to which our Advisor makes use of statistical, research and other services furnished by brokers is considered by our Advisor in the allocation of brokerage business, but there is no formula by which such business is allocated. Our Advisor may also take into account payments made by brokers effecting transactions for us to other persons on our behalf for services (such as custodial or professional fees). Also, our Advisor may consider past sales of our shares as a factor in selection of brokers provided it does so consistent with the Conduct Rules of the National Association of Securities Dealers, Inc.

Investment decisions for the Fund and any other entities which are or may become investment advisory clients of our Advisor are made independently of one another with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Some securities considered for investment by the Fund may also be appropriate for other clients served by our Advisor. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients served by our Advisor is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by our Advisor. Our Advisor may aggregate orders for the Fund with simultaneous transactions entered into on behalf of its other clients. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the clients involved. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. Although in some cases these arrangements may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of our trustees that the desirability of the Fund's having its advisory arrangements with our Advisor outweighs any disadvantages that may result from contemporaneous transactions.

                        DETERMINATION OF NET ASSET VALUE

For purposes of determining our net asset value, securities which primarily trade in the over the counter market are valued at the mean of the current bid and ask prices as quoted by the NASDAQ, the National Quotation Bureau or other source deemed comparable by our board of trustees.

Some fixed income securities may be valued using prices provided by a pricing service, when our board of trustees believes the price reflects fair market value.

Foreign securities not traded in U.S. dollars are converted into U.S. dollars using exchange rates as of the close of the NYSE. The value of foreign securities generally is based upon their closing prices reported by their primary market. Foreign securities primarily traded outside the U.S. may be traded on days which are not business days of the Fund. Because our net asset value is determined only on our business days, significant changes in foreign securities' value may impact our net asset value on days when our shares cannot be purchased or sold.

We value our investments in securities with maturities within 60 days of our purchase at their amortized cost, as determined by our board of trustees to be their fair value. Amortized cost generally means our cost of the investment plus the amortization to maturity of any discount or premium.

Any of our securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity will be valued at fair market value as determined in good faith by or under the supervision of our board of trustees.

                                   TAX MATTERS

Set forth below is a discussion of the material federal income tax aspects concerning the Fund and the purchase, ownership and disposition of our common shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. Unless otherwise noted, this discussion assumes that you are a U.S. person and hold your shares as a capital asset. This discussion is based on present provisions of the Code, related regulations and existing judicial decisions and administrative pronouncements, all of which are subject to change or differing interpretations, possibly with retroactive effect. Prospective investors should consult their own tax advisers with regard to the federal income tax consequences of the purchase, ownership or disposition of our common shares, as well as tax consequences arising under the laws of any state, locality, foreign country or other taxing jurisdiction.

Taxation of the Fund

We intend to qualify each taxable year for treatment as a RIC, although we cannot give complete assurance that we will so qualify. To qualify for this treatment, we must, among other things: (a) derive at least 90% of our gross income each taxable year from dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived from our investing in securities or those currencies; (b) distribute with respect to each taxable year at least 90% of our investment company taxable income (consisting generally of net investment income, net short term capital gain and net gains from certain foreign currency transactions, if any, and determined without regard to any deduction for dividends paid) for that year; and (c) diversify our holdings so that, at the end of each quarter of each taxable year (1) at least 50% of the value of our total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited in respect of any one issuer to a value not greater than 5% of the value of our total assets and to not more than 10% of the issuer's outstanding voting securities, and (2) not more than 25% of the value of our total assets is invested in the securities (other than those of the U.S. Government or other RICs) of any one issuer, or of two or more issuers that we control (defined as owning 20% or more of the total combined voting power of all classes of stock entitled to vote) and are engaged in the same, similar or related trades or businesses.

If we qualify for treatment as a RIC, we generally will not be subject to federal income tax on income and gains we timely distribute to our shareholders (including capital gain dividends, as discussed below). If we fail to qualify for treatment as a RIC for any taxable year, we would be taxed at regular corporate rates on the full amount of our taxable income for that year without being able to deduct the distributions we make to our shareholders and our shareholders would treat all those distributions, including distributions of net capital gain (i.e., the excess of net long term capital gain over net short term capital loss), as dividends to the extent of our earnings and profits. In addition, we could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for treatment as a RIC.

We intend to distribute at least annually to our shareholders all or substantially all of our investment company taxable income. We also will annually (1) distribute our net capital gain or (2) retain all or a portion of our net capital gain for investment. If we retain any investment company taxable income or any net capital gain, we will be subject to tax at regular corporate rates on the retained amount.

To the extent we fail to distribute in a calendar year at least an amount equal to the sum of (1) 98% of our ordinary income for that year plus (2) 98% of our capital gain net income for the one year period ending October 31 of that year, plus 100% of any retained amount of either of our ordinary income or capital gain net income from the prior year, we will be subject to a nondeductible 4% excise tax. For these purposes, we will be treated as having distributed any amount with respect to which we pay income tax. A distribution we pay to shareholders in January of any year generally will be deemed to have been paid on December 31 of the preceding year if the distribution is declared and payable to shareholders of record on a date in October, November or December of that preceding year. We generally intend to make distributions sufficient to avoid imposition of the excise tax.

Taxation of Shareholders

DISTRIBUTIONS. As long as we qualify for treatment as a RIC, distributions we make to our shareholders from our investment company taxable income generally will be taxable to them as ordinary income to the extent of our earnings and profits. We currently expect that most dividends we pay will not be eligible for the dividends received deduction available to corporations and will not be eligible for the new reduced maximum federal income tax rate on "qualified dividend income" received by individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Tax Act"). Distributions of net capital gain that are properly designated as such will be taxable to each shareholder as long term capital gain, regardless of how long the shareholder has held the shares in the Fund. Under the 2003 Tax Act, capital gain dividends that we pay with respect to gains recognized on sales or exchanges of capital assets before December 31, 2008, will generally be subject to a maximum federal income tax rate of 15%.

Distributions on our common shares are generally subject to federal income tax as described herein, even though those distributions may economically represent a return of a particular shareholder's investment. Those distributions are likely to occur in respect of shares purchased when our net asset value reflects gains that are either unrealized or realized but not distributed or income that is not distributed. Those realized gains may be required to be distributed even when our net asset value also reflects unrealized losses. Distributions are taxable to a shareholder even if they are paid from income or gains we earned before the shareholder's investment (and thus included in the price the shareholder paid).

If we make a distribution to you in excess of our current and accumulated earnings and profits, the excess distribution will be treated as a "return of capital" to the extent of your tax basis in our shares and thereafter as capital gain. A return of capital is not taxable, but it will reduce your tax basis in our shares, and therefore reduce any loss or increase any gain on a subsequent taxable disposition by you of our shares.

We may designate all or a portion of any retained net capital gains as undistributed capital gains in a notice to our shareholders who (1) would be required to include in their federal taxable income, as long term capital gain, their share of the retained amount and (2) would be entitled to credit their proportionate share of the tax we paid on the retained amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds those liabilities. For federal income tax purposes, the tax basis in your shares would be increased by the difference between the retained capital gains included in your gross income and the tax credit claimed by you under clause (2) of the preceding sentence.

We will annually notify shareholders as to the federal tax status of our distributions to them.

SALE OR REDEMPTION OF SHARES. Your sale or other disposition of our common shares may give rise to a taxable gain or loss equal to the difference between the amount realized and your adjusted basis in those shares. In general, any gain or loss realized on a taxable disposition of shares will be treated as long term capital gain or loss if the shares have been held for more than 12 months. Under the 2003 Tax Act, such gain is generally taxable to individuals at a maximum rate of 15% through December 31, 2008. However, if you sell shares at a loss within six months of their purchase, that loss will be treated as long term, rather than short term, to the extent of any capital gain dividends you received (or your share of any retained capital gains designated) with respect to the shares. All or a portion of any loss realized on a taxable disposition of our common shares will be disallowed if other common shares in the Fund are purchased within 30 days before or after the disposition. In that case, the basis in the newly purchased shares will be adjusted to reflect the disallowed loss.

BACKUP WITHHOLDING. We generally are required to withhold and remit to the U.S. Treasury 28% (except as noted below) of all distributions (including capital gain dividends) and redemption or repurchase proceeds otherwise payable to any individual or certain other noncorporate shareholder who fails to properly furnish us with a correct taxpayer identification number. Withholding at the 28% rate also is required from all distributions otherwise payable to a shareholder who fails to certify to us that he or she is not otherwise subject to that withholding (together with the withholding described in the preceding sentence, "backup withholding"). The backup withholding rate will increase to 31% for amounts paid after December 31, 2010, unless Congress enacts legislation providing otherwise. Backup withholding is not an additional tax, and any amounts withheld with respect to a shareholder may be credited against the shareholder's federal income tax liability.


Tax Consequences of Certain Investments

CERTAIN REAL ESTATE COMPANIES. Income that we derive from a real estate company classified for federal tax purposes as a partnership (and not as a corporation or REIT) will be treated as qualifying income under the RIC income requirements only to the extent it is attributable to the partnership's income items that would be qualifying income if realized directly by us in the same manner as realized by the partnership. We will restrict our investment in partnerships to maintain our qualification as a RIC.

REMICs. Generally, we do not intend to invest in REITs that, to our knowledge, invest in residual interests of real estate mortgage investment conduits, or REMICs. Under Treasury regulations that have not yet been issued, but that may apply retroactively, a portion of a REIT's income that is attributable to its residual interest in a REMIC (referred to in the Code as an "excess inclusion") may be allocated to the REIT's shareholders (which may include us) in proportion to the dividends received. These regulations are expected to provide that excess inclusion income of a RIC will be allocated to its shareholders in proportion to the dividends they receive, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders

(1) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (2) will constitute unrelated business taxable income to certain tax exempt entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans and public charities), thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income. If a charitable remainder trust (defined in section 664 of the Code) realizes any unrelated business taxable income for a taxable year, it will lose its tax exempt status for the year. In addition, if at any time during any taxable year a "disqualified organization" (defined in the Code to include governmental units, tax exempt entities and certain cooperatives) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. Our declaration of trust contains provisions that prevent a disqualified organization from owning our shares.

SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. We may acquire securities issued with original issue discount, or OID. As a holder of those securities, we must include in gross income the OID that accrues on them during the taxable year, even if we receive no corresponding payment on them during the year. Because we annually must distribute substantially all of our investment company taxable income, including any OID, to satisfy the RIC distribution requirement and avoid imposition of the excise tax as discussed above, we may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash we actually receive. Those distributions will be made from our cash assets or from the proceeds of sales of our portfolio securities, if necessary. We may realize capital gains or losses from those sales, which would increase or decrease our investment company taxable income and/or net capital gain.


                             PERFORMANCE INFORMATION

From time to time, we may state our total return, aggregate total return or yield in advertisements or in reports and other communications to you. Our performance will vary depending upon market conditions, the composition of our portfolio and our operating expenses. Consequently, any historical performance statement should not be considered a basis for predicting our performance in the future. In addition, because our performance will fluctuate, it may not provide a basis for comparing an investment in us with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing our performance with that of other investment companies also should give consideration to the quality of the respective investment companies' portfolio securities.

In reports or other communications to you or in advertising materials, we may compare our performance with that of (i) other investment companies listed in the rankings prepared by Lipper Analytical Services, Inc., publications such as Barrons, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today or other industry or financial publications or
(ii) the Standard and Poor's Index of 500 Stocks, the Dow Jones Industrial Average, Dow Jones Utility Index, the National Association of Real Estate Investment Trusts ("NAREIT") Equity REIT Index, the Salomon Brothers Broad Investment Grade Bond Index ("BIG"), Morgan Stanley Capital International Europe Australia Far East ("MSCI EAFE") Index, the NASDAQ Composite Index, and other relevant indices and industry publications. We may also compare the historical volatility of our portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole, the beta, or in absolute terms -- the standard deviation.)

Returns are historical and include change in share price and reinvestment of dividends and capital gains. REITs are represented by the NAREIT Equity REIT Index, an unmanaged portfolio representing the Equity REIT market. This is not our performance and we will not seek to replicate any index. You cannot invest directly in an index. There is no guarantee our performance will equal or exceed any index performance.

                                     EXPERTS

          , independent auditors, have audited our financial statement at , 2004, as set forth in their report. We have included our financial
statement  in this SAI in  reliance  upon            's  report,  given on their
authority as experts in accounting and auditing.

                             ADDITIONAL INFORMATION

A Registration Statement on Form N-2, including amendments thereto, relating to the shares offered hereby has been filed by us with the SEC, Washington, DC. The prospectus and this SAI do not contain all the information set forth in the Registration Statement, including the exhibits and schedules thereto. For further information with respect to us and the shares offered hereby, reference is made to the Registration Statement. Statements contained in the prospectus and this SAI as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. A copy of the Registration Statement may be inspected without charge at the Commission's principal office in Washington, DC, and copies of any part thereof may be obtained from the Commission upon the payment of fees prescribed by the Commission.

                                   APPENDIX A

                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

S&P CORPORATE BOND RATINGS:

     AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest-rated issues only in a small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to pay interest and repay principal for bonds in this category than for bonds in higher-rated categories.

     BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB - Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B - Bonds rated B are more vulnerable to nonpayment than obligations rated `BB,' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC - Bonds rated CCC are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC - Bonds rated CC are currently highly vulnerable to nonpayment.

     C - Bonds rated C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     CI - The rating CI is reserved for income bonds on which no interest is being paid.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

S&P COMMERCIAL PAPER RATINGS:

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, it is somewhat more susceptible to the adverse effects of changes in circumstance and economic conditions than issues in the highest rating category.

     A-3 - Issues carrying this designation have adequate capacity for timely payment. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity for timely payment.

     B - Issues with this rating are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C - A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D - A short-term obligation rated `D' is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

MOODY'S CORPORATE BOND RATINGS:

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MOODY'S COMMERCIAL PAPER RATINGS:

     Prime-1 - Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.
Prime-1 repayment ability will often be evidenced by the following characteristics:

     - Leading market positions in well-established industries.

     - High rates of return on funds employed.

     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations. This will often be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Not Prime - Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

FITCH INVESTMENT GRADE BOND RATINGS

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is highly unlikely to be affected by foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F1+'.

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. This is the lowest investment grade category.

     Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     NR: Indicates that Fitch does not rate the specific issue.

     Withdrawn: A rating will be withdrawn when an issue matures, is called, or refinanced, or when Fitch Ratings deems the amount of information available to be inadequate for rating purposes.

     Rating Watch: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. Rating Watch is typically resolved over a relatively short period.

FITCH HIGH YIELD BOND RATINGS

     BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

     B: Bonds are considered highly speculative. A significant credit risk is present. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and is contingent upon a sustained, favorable business and economic environment.

     CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations is solely reliant upon sustained, favorable business or economic developments.

     CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C: Bonds are in imminent default in payment of interest or principal.

     DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these bonds, and `D' represents the lowest potential for recovery.

     Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the `DDD,' `DD,' or `D' categories.

     NR: Indicates that Fitch does not rate the specific issue.

     Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

FITCH INVESTMENT GRADE SHORT-TERM RATINGS

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     F1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated `F1+'.

     F2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned `F1+' and `F1' ratings.

     F3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

     B:   Speculative.   Minimal   capacity  for  timely  payment  of  financial
commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Issues assigned this rating are in actual or imminent payment default.

                                 * * * * * * * *

     NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. We are dependent on our Advisor's judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                            PART C--OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(1)
         FINANCIAL STATEMENTS

Part A--None


Part B--To be filed by Pre-Effective Amendment

         (i) Statement of Assets and Liabilities as of , 2004; and
         (ii) Notes to Financial Statements as of , 2004.

Statements, schedules and historical information other than listed above have been omitted since they are either not applicable, or not required or the required information is shown in the financial statements or notes thereto.

(2)
         EXHIBITS


Exhibit No.                    Description of Exhibits.
----------- --------------------------------------------------------------------
(a) Agreement and Declaration of Trust of the Registrant dated January 21, 2004 ---filed herein.
(b)         Bylaws of the Registrant dated January 21, 2004 --- filed herein.
(c)         Not applicable.
(d)
(e)         Form of Dividend Reinvestment Plan--filed herein.
(f)         Not applicable.
(g) Form of Investment Advisory Agreement between the Registrant and RMR Advisors, Inc.--filed herein.
(h)(1)      Form of Underwriting Agreement--to be filed by amendment.
(i)         Not applicable.
(j) Form of Custody Agreement between the Registrant and State Street Bank and Trust Company--to be filed by amendment.
(k)(1) Form of Transfer Agency and Service Agreement between the Registrant and EquiServe Trust Company, N.A.--to be filed by amendment.
(k)(2) Form of Administrative Services Agreement between the Registrant and RMR Advisors, Inc.--filed herein.
(k)(3) Form of Subadministration Agreement between RMR Advisors, Inc. and State Street Bank and Trust Company--to be filed by amendment.
(l)         Opinion and consent of Sullivan & Worcester LLP--to be filed by amendment.
(m)         Not applicable.
(n)         Consent of Auditors--to be filed by amendment.
(o)         Not applicable.
(p) Initial Subscription Agreement between the Registrant and RMR Advisors, Inc.--filed herein.
(q)         Not applicable.
(r)(1) Code of Ethics of the Registrant and RMR Advisors, Inc.--to be filed by amendment.
-----------

ITEM 25. MARKETING ARRANGEMENTS

         See Exhibit (h) of Item 24(2) of this Registration Statement.


                                        1

--------------------------------------------------------------------------------


ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

         The following table sets forth the expenses to be incurred in connection with the issuance and distribution of securities described in this Registration Statement:

     Registration fees                                          $    9,304
     National Association of Securities Dealers, Inc. fee       $        *
     American Stock Exchange listing fee                        $        *
     Printing (other than stock certificates)                   $        *
     Accounting fees and expenses                               $        *
     Legal fees and expenses                                    $        *
     Underwriter expense reimbursement                          $        *
     Miscellaneous                                              $        *
     Total                                                      $        *
-----------
*
         To be filed by amendment

ITEM 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

        None.

ITEM 28. NUMBER OF HOLDERS OF SECURITIES (as of January 21, 2004)

                                                         NUMBER OF RECORD
TITLE OF CLASS                                               HOLDERS
------------------------------------------------------ -------------------
Common Shares, par value $0.001 per share                       1

ITEM 29.    INDEMNIFICATION

         Under the Registrant's declaration of trust and bylaws, the Registrant's trustees and officers are indemnified to the fullest extent permitted by law, including advancing of expenses incurred in connection therewith. Indemnification shall not be provided to any officer or trustee against any liability to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         The Underwriting Agreement to be filed in response to Item 24 (h)(1) is expected to contain provisions requiring indemnification of underwriters by the Registrant.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers, controlling persons and underwriters of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, controlling person or underwriter in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         The Transfer Agency and Service Agreement is expected to contain provisions for the indemnification of the Registrant's transfer agent.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         The description of the business of RMR Advisors, Inc. is set forth under the caption "MANAGEMENT OF THE FUND" in the Prospectus and "ADMINISTRATIVE SERVICES" in the Statement of Additional Information forming part of this Registration Statement.

         The information as to the directors and officers of RMR Advisors, Inc. is set forth in RMR Advisors, Inc.'s Form ADV filed with the SEC on November 7, 2003 (File No. 801-62519) and as amended through the date hereof is incorporated herein by reference.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

Registrant:                         RMR Real Estate Securities Fund
                                    400 Centre Street
                                    Newton, Massachusetts 02458

Investment Adviser:                 RMR Advisors, Inc.
                                    400 Centre Street
                                    Newton, Massachusetts 02458

Transfer Agent for Common Shares:   EquiServe Trust Company, N.A.
                                    EquiServe, Inc.
                                    150 Royall Street
                                    Canton, Massachusetts 02021

Custodian and Subadministrator:     State Street Bank and Trust Company
                                    225 Franklin Street
                                    Boston, Massachusetts 02770

ITEM 32. MANAGEMENT SERVICES

Not applicable.

ITEM 33. UNDERTAKINGS

         (1) The Registrant undertakes to suspend the offering of its shares until the Registrant amends its prospectus if: (a) subsequent to the effective date of this Registration Statement, the net asset value per share declines more than 10% from its net asset value per share as of the effective date of the Registration

Statement; or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

         (2) Not Applicable.

         (3) Not Applicable.

         (4) Not Applicable.

         (5) The Registrant undertakes that:

                           (a) For purposes of determining any liability under
                  the 1933 Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 497(h) under the 1933 Act shall be deemed to be part of this Registration Statement as of the time it was declared effective; and

                           (b) For the purpose of determining any liability
                  under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

         (6) The Registrant undertakes to send by first class mail or by other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newton, Commonwealth of Massachusetts on the 21st day of January, 2004.

                                           RMR REAL ESTATE SECURITIES FUND

                                           By: /s/ Thomas M. O'Brien
                                                       Thomas M. O'Brien
                                                           President

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newton, Commonwealth of Massachusetts on the 21st day of January, 2004. Each person whose signature appears below hereby authorizes and appoints Thomas M. O'Brien as his attorney-in-fact to sign and file on his behalf (individually and in each capacity stated below) any and all pre- and post-effective amendments to this Registration Statement, and any other registration statement filed by the Registrant which registers additional amounts of securities for the offering or offerings contemplated by this Registration Statement.

Signature                                Title                Date

/s/ Thomas M. O'Brien
Thomas M. O'Brien                      President              January 21, 2004

/s/ Mark L. Kleifges
Mark L. Kleifges                       Treasurer              January 21, 2004

/s/ Barry M. Portnoy
Barry M. Portnoy                       Trustee                January 21, 2004

/s/ Gerard M. Martin
Gerard M. Martin                       Trustee                January 21, 2004

                                  EXHIBIT INDEX

Exhibit No.                      Description of Exhibits.
----------- --------------------------------------------------------------------

(a)         Agreement and Declaration of Trust of the Registrant dated January
            21, 2004.
(b)         Bylaws of the Registrant dated January 21, 2004.
(e)         Form of Dividend Reinvestment Plan.
(g) Form of Investment Advisory Agreement between the Registrant and RMR Advisors, Inc.
(k)(2) Form of Administrative Services Agreement between the Registrant and RMR Advisors, Inc.
(p)         Initial Subscription Agreement between the Registrant and RMR
            Advisors, Inc.